UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-05436
                                                    ----------

                          Phoenix Multi-Portfolio Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Kevin J. Carr, Esq.
  Vice President, Chief Legal Officer,             John H. Beers, Esq.
 Counsel and Secretary for Registrant           Vice President and Counsel
     Phoenix Life Insurance Company           Phoenix Life Insurance Company
            One American Row                         One American Row
        Hartford, CT 06103-2899                  Harford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                      Date of fiscal year end: November 30
                                              ------------

                     Date of reporting period: May 31, 2007
                                              -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                               PHOENIX LOGO

                                                              SEMIANNUAL REPORT

Phoenix Emerging Markets Bond Fund
Phoenix International Strategies Fund
Phoenix Real Estate Securities Fund


                     |               |   WOULDN'T YOU RATHER HAVE THIS
TRUST NAME:          |               |   DOCUMENT E-MAILED TO YOU?
PHOENIX              |               |   ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR
MULTI-PORTFOLIO FUND |  May 31, 2007 |   E-DELIVERY AT PHOENIXFUNDS.COM
-------------------------------------------------------------------------------

TABLE OF CONTENTS

Glossary .................................................................    2
Disclosure of Fund Expenses ..............................................    3
Phoenix Emerging Markets Bond Fund .. ....................................    4
Phoenix International Strategies Fund ....................................   13
Phoenix Real Estate Securities Fund ......................................   24
Notes to Financial Statements ............................................   30


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Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------
PROXY VOTING PROCEDURES (FORM N-PX)

The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2006, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
-------------------------------------------------------------------------------


This report is not authorized for distribution to prospective investors in the Phoenix Multi-Portfolio Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT


DEAR PHOENIXFUNDS SHAREHOLDER:

   We are pleased to provide this report for the six months ended May 31, 2007. It includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about each fund's portfolio holdings and transactions for the reporting period.

   At Phoenix, we strive to provide investors with CHOICE. Our multi-manager approach provides individual investors with access to a variety of investment managers, including some they might otherwise not have access to--managers who are usually available only to larger institutional investors. I am pleased that our fund family, PhoenixFunds, can offer you the ability to invest in funds managed by more than a dozen different management teams, including both Phoenix affiliates and outside sub-advisers.

   We also make diversification easy, with a wide array of investment options--including numerous equity, fixed income and money market funds. For those looking to simplify the investment selection process, we offer Phoenix PHOLIOsSM (Phoenix Lifecycle Investment Options). Each PHOLIO is a broadly diversified portfolio of mutual funds that enables investors to gain exposure to a variety of investment options (such as equity, international/global, balanced, alternative and fixed income). Phoenix PHOLIOs were designed to help investors stay on track over time, with a targeted asset allocation mix that is rebalanced regularly.

   Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. This can be an effective way to help ensure that your investments are aligned with your financial objectives.

   For more information on the mutual funds including PHOLIOs that we currently offer, I invite you to visit our Web site, at PHOENIXFUNDS.COM.

Sincerely yours,


/s/ George R. Aylward

George R. Aylward
President, PhoenixFunds

JUNE 2007

GLOSSARY

ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

PAYMENT-IN-KIND SECURITY (PIK)
A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

REITS
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADRs must be sponsored to be able to trade on the NYSE.

PHOENIX MULTI-PORTFOLIO FUND


DISCLOSURE OF FUND EXPENSES (UNAUDITED)
(FOR THE SIX-MONTH PERIOD OF NOVEMBER 30, 2006 TO MAY 31, 2007)
We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Multi-Portfolio Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Multi-Portfolio Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES
The first line of the accompanying
tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.

HYPOTHETICAL EXAMPLE (SINCE INCEPTION) ONLY+
The second hypothetical example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. Please note the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. If you have incurred transactional costs, your costs would be higher.

EXPENSE TABLE
------------------------------------------------------------
                      Beginning  Ending            Expenses
                       Account   Account Annualized  Paid
                        Value     Value    Expense  During
                      11/30/06   5/31/07    Ratio   Period*
------------------------------------------------------------
EMERGING MARKETS BOND FUND
------------------------------------------------------------
ACTUAL
Class A.............   $1,000.00 $1,047.20  1.56% $  7.96
Class B.............    1,000.00  1,043.30  2.30    11.72
Class C.............    1,000.00  1,044.20  2.31    11.77
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A.............    1,000.00  1,017.06  1.56     7.88
Class B.............    1,000.00  1,013.32  2.30    11.61
Class C.............    1,000.00  1,013.27  2.31    11.66
------------------------------------------------------------
INTERNATIONAL STRATEGIES FUND
------------------------------------------------------------
ACTUAL
Class A.............   $1,000.00 $1,131.10  1.63% $  8.66
Class B.............    1,000.00  1,126.20  2.38    12.62
Class C.............    1,000.00  1,126.60  2.38    12.62
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A.............    1,000.00  1,016.70  1.63     8.23
Class B.............    1,000.00  1,012.92  2.38    12.02
Class C.............    1,000.00  1,012.92  2.38    12.02
------------------------------------------------------------
REAL ESTATE SECURITIES FUND
------------------------------------------------------------
ACTUAL
Class A.............   $1,000.00 $1,007.90  1.30% $  6.51
Class B.............    1,000.00  1,004.30  2.05    10.24
Class C.............    1,000.00  1,004.10  2.05    10.24
Class I.............    1,000.00  1,025.60  1.08     4.59
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A.............    1,000.00  1,018.37  1.30     6.56
Class B.............    1,000.00  1,014.58  2.05    10.35
Class C.............    1,000.00  1,014.58  2.05    10.35
Class I.............    1,000.00  1,019.49  1.08     5.44
HYPOTHETICAL (5% RETURN BEFORE EXPENSES SINCE INCEPTION)+
Class I.............    1,000.00  1,016.38  1.08     4.57**
------------------------------------------------------------
+  INCEPTION DATE IS DECEMBER 29, 2006.

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (182) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

** EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, WHICH IS NET OF
   WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (153) EXPENSES ACCRUED THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

   YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

PHOENIX EMERGING MARKETS BOND FUND

  COUNTRY WEIGHTINGS (UNAUDITED)                                        5/31/07

As a percentage of total investments

Brazil                                                               15%
Russia                                                               13
Mexico                                                                8
Turkey                                                                8
United States                                                         5
Philippines                                                           5
Argentina                                                             4
Other (includes short-term investments)                              42

                             SCHEDULE OF INVESTMENTS
                                  MAY 31, 2007
                                   (UNAUDITED)

                                                     PAR VALUE
                                                       (000)        VALUE
                                                     ---------   ------------

DOMESTIC CORPORATE BONDS--1.5%
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.5%
AES Panama S.A. 144A 6.35%, 12/21/16(b) .........    $    250    $    244,618

SPECIALIZED FINANCE--1.0%
Interoceanica IV Finance Ltd. 144A 0%,
11/30/18(b) .....................................         750         485,850
------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $743,811)                                            730,468
------------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES--45.2%
ARGENTINA--2.4%
Republic of Argentina 1.33%, 12/31/38(d) ........         200          90,900

Republic of Argentina PIK Interest Capitalization
5.83%, 12/31/33(d) ..............................          34(f)       16,569

Republic of Argentina PIK Interest Capitalization
8.28%, 12/31/33 .................................       1,023       1,072,428

Republic of Argentina Series PGDP 0%,
12/15/35(d) .....................................          97(f)        4,234
                                                                 ------------
                                                                    1,184,131
                                                                 ------------
BRAZIL--6.2%
Federative Republic of Brazil 10.50%, 7/14/14 ...         500         641,250
Federative Republic of Brazil 7.875%, 3/7/15 ....         500         565,750
Federative Republic of Brazil 6%, 1/17/17 .......       1,000       1,009,000
Federative Republic of Brazil 8.875%, 10/14/19 ..         700         877,800
                                                                 ------------
                                                                    3,093,800
                                                                 ------------

                                                     PAR VALUE
                                                       (000)        VALUE
                                                     ---------   ------------
COLOMBIA--2.1%
Republic of Colombia 8.125%, 5/21/24 ............    $    400    $    481,600
Republic of Colombia 7.375%, 9/18/37 ............         500         560,250
                                                                 ------------
                                                                    1,041,850
                                                                 ------------

COSTA RICA--0.7%
Republic of Costa Rica RegS 6.548%, 3/20/14(e) ..         350         361,480

DOMINICAN REPUBLIC--1.5%
Dominican Republic 144A 8.625%, 4/20/27(b) ......         100         118,500
Dominican Republic RegS 9.50%, 9/27/11(e) .......         109         117,056
Dominican Republic RegS 9.04%, 1/23/18(e) .......         437         513,262
                                                                 ------------
                                                                      748,818
                                                                 ------------
ECUADOR--1.4%
Republic of Ecuador 144A 9.375%, 12/15/15(b) ....         100          94,750
Republic of Ecuador RegS 10%, 8/15/30(d)(e) .....         650         581,750
                                                                 ------------
                                                                      676,500
                                                                 ------------
EL SALVADOR--1.2%
Republic of El Salvador 144A 7.625%, 9/21/34(b) .         250         291,250
Republic of El Salvador RegS 7.65%, 6/15/35(e) ..         250         292,500
                                                                 ------------
                                                                      583,750
                                                                 ------------
FIJI--0.4%
Republic of Fiji Islands (The) 6.875%, 9/13/11 ..         200         191,723

GUATEMALA--0.8%
Republic of Guatemala RegS 9.25%, 8/1/13(e) .....         350         407,050

                       See Notes to Financial Statements

Phoenix Emerging Markets Bond Fund
                                                     PAR VALUE
                                                       (000)        VALUE
                                                     ---------   ------------
INDONESIA--3.6%
Majapahit Holding BV 144A 7.75%, 10/17/16(b) ....    $    850    $    901,000
Republic of Indonesia 144A 6.875%, 3/9/17(b) ....         400         426,000
Republic of Indonesia 144A 6.625%, 2/17/37(b) ...         250         249,687
Republic of Indonesia RegS 6.875%, 3/9/17(e) ....         200         212,374
                                                                 ------------
                                                                    1,789,061
                                                                 ------------
JAMAICA--0.2%
Government of Jamaica 8%, 3/15/39 ...............         100          99,700

MEXICO--2.7%
Mexican Fixed Rate Bonds Series M
9%, 6/20/13 .....................................       2,500(i)      249,022

United Mexican States 6.75%, 9/27/34 ............       1,000       1,113,000
                                                                 ------------
                                                                    1,362,022
                                                                 ------------
PANAMA--1.1%
Republic of Panama 6.70%, 1/26/36 ...............         500         527,500

PERU--2.1%
Peru Enhanced Pass-Through Finance Ltd. 144A
0%, 5/31/18(b) ..................................       1,150         782,000

Republic of Peru 7.35%, 7/21/25 .................         235         271,425
                                                                 ------------
                                                                    1,053,425
                                                                 ------------
PHILIPPINES--5.0%
Republic of Philippines 8.375%, 2/15/11 .........       1,000       1,085,000
Republic of Philippines 9.50%, 2/2/30 ...........         300         402,000
Republic of Philippines 6.375%, 1/15/32 .........       1,000         981,250
                                                                 ------------
                                                                    2,468,250
                                                                 ------------
SERBIA--0.5%
Republic of Serbia RegS 3.75%, 11/1/24(d)(e) ....         250         237,952

TURKEY--6.8%
Republic of Turkey 11%, 1/14/13 .................       1,000       1,226,250
Republic of Turkey 8%, 2/14/34 ..................         400         443,748
Republic of Turkey 6.875%, 3/17/36 ..............       1,750       1,702,925
                                                                 ------------
                                                                    3,372,923
                                                                 ------------
UKRAINE--1.4%
Republic of Ukraine RegS 8.775%, 8/5/09(d)(e) ...         300         318,840

Republic of Ukraine, Ministry of Finance 144A
6.58%, 11/21/16(b) ..............................         400         406,500
                                                                 ------------
                                                                      725,340
                                                                 ------------
URUGUAY--1.5%
Republic of Uruguay 8%, 11/18/22 ................         550         643,500
Republica Orient Uruguay 4.25%, 4/5/27 ..........       2,427(l)      107,508
                                                                 ------------
                                                                      751,008
                                                                 ------------

                                                     PAR VALUE
                                                       (000)        VALUE
                                                     ---------   ------------
VENEZUELA--1.8%
Republic of Venezuela 10.75%, 9/19/13 ...........    $    500    $    583,250
Republic of Venezuela 5.75%, 2/26/16 ............         350         314,720
                                                                 ------------
                                                                      897,970
                                                                 ------------
VIETNAM--1.8%
Socialist Republic of Vietnam 6.25%, 3/12/16(d) .         892         897,528
------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $21,333,006)                                      22,471,781
------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS(c)--42.9%
ARGENTINA--1.4%
Cia de Transporte de Energia Electrica
de Alta Tension S.A. 144A 8.875%, 12/15/16
(Electric Utilities)(b) .........................         200         205,000

Cia de Transporte de Energia Electrica
de Alta Tension S.A. RegS 8.875%, 12/15/16
(Electric Utilities)(e) .........................         250         256,250

Transportadora de Gas del Sur S.A. 144A
7.875%, 5/14/17 (Gas Utilities)(b) ..............         250         248,125
                                                                 ------------
                                                                      709,375
                                                                 ------------
BARBADOS--0.6%
Sagicor Financial Ltd. RegS 7.50%, 5/12/16
(Multi-line Insurance)(e) .......................         300         303,390

BRAZIL--8.7%
CSN Islands VIII Corp. 144A
9.75%, 12/16/13 (Steel)(b) ......................         500         572,500

CSN Islands VIII Corp. RegS
9.75%, 12/16/13 (Steel)(e) ......................         500         571,250

ISA Capital do Brasil S.A.144A
8.80%, 1/30/17 (Specialized Finance)(b) .........         600         647,250

Marfrig Overseas Ltd. 144A
9.625%, 9/16/16 (Food Distributors)(b) ..........         200         215,500

Marfrig Overseas Ltd. RegS
9.625%, 11/16/16 (Food Distributors)(e) .........         800         861,000

Sul America Participacoes S.A. RegS
8.625%, 2/15/12 (Multi-line Insurance)(e) .......         500         519,750

Vale Overseas Ltd. 6.875%, 11/21/36 (Steel) .....         900         921,857
                                                                 ------------
                                                                    4,309,107
                                                                 ------------
BULGARIA--1.2%
Bulgaria Steel Finance BV 12%, 5/4/13 (Steel) ...         600(h)      613,571

                       See Notes to Financial Statements

Phoenix Emerging Markets Bond Fund

                                                     PAR VALUE
                                                       (000)        VALUE
                                                     ---------   ------------

COLOMBIA--1.0%
BanColombia S.A. 6.875%, 5/25/17
(Regional Banks) ................................    $    500    $    499,250

DOMINICAN REPUBLIC--1.1%
Cerveceria Nacional Dominican Republic 144A
8%, 3/27/14 (Brewers)(b) ........................         500         518,750

GERMANY--1.2%
KFW 17%, 2/5/10 (Investment Banking &
Brokerage) ......................................         800(k)      604,175

HONG KONG--0.4%
Titan Petrochemicals Group Ltd. RegS
8.50%, 3/18/12 (Oil & Gas Refining &
Marketing)(e) ...................................         200         194,000

KAZAKHSTAN--1.8%
Kazkommerts International BV RegS
8.50%, 4/16/13 (Diversified Banks)(e) ...........         400         418,000

Kazkommerts International BV 144A
7.50%, 11/29/16 (Diversified Banks)(b) ..........         500         483,000
                                                                 ------------
                                                                      901,000
                                                                 ------------
MEXICO--5.5%
America Movil S.A. de C.V. 144A 8.46%, 12/18/36
(Wireless Telecommunication Services)(b) ........       3,000(i)      287,723

Banco Mercantil del Norte S.A. 144A
5.875%, 2/17/14 (Regional Banks)(b)(d) ..........         500         501,250

Corp Durango S.A. de C.V. Series B
8.50%, 12/31/12 (Paper Packaging)(d) ............         250         257,500

Pemex Project Funding Master Trust 144A
8.625%, 12/1/23 (Oil & Gas Exploration &
Production)(b) ..................................       1,000       1,260,000

Vitro S.A. de C.V. 144A 9.125%, 2/1/17
(Housewares & Specialties)(b) ...................         400         421,500
                                                                 ------------
                                                                    2,727,973
                                                                 ------------
MONGOLIA--0.7%
Trade & Development Bank of Mongolia LLC
8.625%, 1/22/10 (Regional Banks) ................         350         355,250

NETHERLANDS--1.1%
ING Bank NV 7.50%, 3/7/08
(Other Diversified Financial Services) ..........         200         199,700

Intergas Finance BV 144A 6.375%, 5/14/17
(Oil & Gas Storage & Transportation)(b) .........         350         344,050
                                                                 ------------
                                                                      543,750
                                                                 ------------

                                                     PAR VALUE
                                                       (000)        VALUE
                                                     ---------   ------------
RUSSIA--11.5%
Gazprom OAO (Gaz Capital SA) 144A
6.212%, 11/22/16 (Integrated Oil & Gas)(b) ......    $  1,000    $  1,000,000

Gazprom OAO (Gazstream SA) RegS
5.625%, 7/22/13 (Integrated Oil & Gas)(e) .......           7           6,895

Gazprom OAO (Morgan Stanley Bank AG) 144A
9.625%, 3/1/13 (Integrated Oil & Gas)(b) ........         250         294,250

JSC SEVERSTAL (Citigroup) RegS
9.25%, 4/19/14 (Steel)(e) .......................         500         554,605

Mobile Telesystems Finance SA RegS
8.375%, 10/14/10 (Wireless Telecommunication
Services)(e) ....................................         500         530,230

RSHB Capital SA (OJSC Russian
Agriculture Bank) 144A 7.175%, 5/16/13
(Regional Banks)(b) .............................         200         211,750

Sinek Capital SA (Edel Capital SA)
7.70%, 8/3/15 (Oil & Gas Storage &
Transportation) .................................       1,000       1,028,700

TNK-BP Finance SA 144A 6.875%, 7/18/11
(Integrated Oil & Gas)(b) .......................         200         203,700

TNK-BP Finance SA 144A 7.50%, 7/18/16
(Integrated Oil & Gas)(b) .......................         400         420,600

TNK-BP Finance SA 144A 6.625%, 3/20/17
(Integrated Oil & Gas)(b) .......................         250         245,750

TNK-BP Finance SA RegS 7.50%, 7/18/16
(Integrated Oil & Gas)(e) .......................         400         419,640

Vimpelcom (UBS Luxembourg SA) RegS
8%, 2/11/10 (Wireless Telecommunication
Services)(e) ....................................         250         260,925

Vimpelcom (UBS Luxembourg SA) RegS
8.25%, 5/23/16 (Wireless Telecommunication
Services)(e) ....................................         500         536,275
                                                                 ------------
                                                                    5,713,320
                                                                 ------------
SRI LANKA--0.5%
Sri Lanka Telecom Ltd. 6.875%, 11/30/09
(Integrated Telecommunication Services) .........         250         242,830

TURKEY--1.1%
Bosphorus Financial Services Ltd. RegS
7.16%, 2/15/12 (Other Diversified Financial
Services)(d)(e) .................................         550         556,875

UKRAINE--0.8%
Kyivstar GSM (Dresdner Bank AG) 144A
7.75%, 4/27/12 (Integrated Telecommunication
Services)(b) ....................................         250         259,062

                        See Notes to Financial Statements

Phoenix Emerging Markets Bond Fund

                                                     PAR VALUE
                                                       (000)        VALUE
                                                     ---------   ------------
UKRAINE--CONTINUED
The Export-Import Bank of Ukraine
(Dresdner Bank AG) 7.75%, 9/23/09
(Diversified Banks) .............................    $    150    $    154,680
                                                                 ------------
                                                                      413,742
                                                                 ------------
UNITED STATES--3.0%
General Electric Capital Corp. 9.50%, 8/4/10
(Consumer Finance) ..............................       4,000(i)      385,288

Morgan Stanley 144A 10.09%, 5/3/17
(Investment Banking & Brokerage)(b) .............       2,000(g)    1,090,578
                                                                 ------------
                                                                    1,475,866
                                                                 ------------
VENEZUELA--1.3%
FertiNitro Finance, Inc. 144A 8.29%, 4/1/20
(Fertilizers & Agricultural Chemicals)(b) .......         500         462,500

FertiNitro Finance, Inc. RegS 8.29%, 4/1/20
(Fertilizers & Agricultural Chemicals)(e) .......         200         185,000
                                                                 ------------
                                                                      647,500
                                                                 ------------
------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $20,715,135)                                      21,329,724
------------------------------------------------------------------------------

FOREIGN CREDIT LINKED NOTES(c)--0.5%
RUSSIA--0.5%
ING Bank N.V. (Russian Standard Bank) 144A
8.04%, 8/23/07 (Other Diversified Financial
Services)(b) ....................................       6,768(j)      260,846
------------------------------------------------------------------------------
TOTAL FOREIGN CREDIT LINKED NOTES
(IDENTIFIED COST $240,537)                                            260,846
------------------------------------------------------------------------------

                                                      SHARES
                                                     ---------
DOMESTIC COMMON STOCKS--0.8%
ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Thai Fund, Inc. (The) ...........................      12,100         130,559

MARINE--0.5%
Diana Shipping, Inc. ............................      11,810         269,150
------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $321,869)                                            399,709
------------------------------------------------------------------------------

                                                      SHARES        VALUE
                                                     ---------   ------------
FOREIGN COMMON STOCKS(c)--2.7%
CHINA--0.1%
Sohu.Com, Inc. (Internet Software & Services)(m)        2,590    $     67,626

RUSSIA--1.3%
Mechel - ADR (Diversified Metals & Mining) ......       8,500         290,700
VTB Bank OJSC RegS (Diversified Banks)(e)(m) ....      30,000         339,000
                                                                 ------------
                                                                      629,700
                                                                 ------------
SOUTH KOREA--0.9%
Kookmin Bank - Sponsored ADR
(Diversified Banks)(m) ..........................       5,100         460,989

VIETNAM--0.4%
Indochina Capital Vietnam Holdings Ltd.
(Other Diversified Financial Services)(m) .......      22,000         203,060
------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,351,024)                                        1,361,375
------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--93.6%
(IDENTIFIED COST $44,705,382)                                      46,553,903
------------------------------------------------------------------------------

                                                     PAR VALUE
                                                       (000)
                                                     ---------
SHORT-TERM INVESTMENTS--6.5%
COMMERCIAL PAPER(n)--6.5%
Lockhart Funding LLC 5.33%, 6/1/07 ..............    $  2,285       2,285,000
Clipper Receivables Co. LLC 5.29%, 6/8/07 .......         935         934,038
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,219,038)                                        3,219,038
------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $47,924,420)                                      49,772,941(a)

Other assets and liabilities, net--(0.1)%                             (50,220)
                                                                  -----------
NET ASSETS--100.0%                                                $49,722,721
                                                                  ===========

                       See Notes to Financial Statements

Phoenix Emerging Markets Bond Fund

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,937,863 and gross depreciation of $321,517 for federal income tax purposes. At May 31, 2007, the aggregate cost of securities for federal income tax purposes was $48,156,595.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, these securities amounted to a value of $14,153,839 or 28.5% of net assets.
(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G, "Foreign Security Country Determination" in the Notes to Financial Statements.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) Par value represents Argentina Peso.
(g) Par value represents Brazilian Real.
(h) Par value represents Euro.
(i) Par value represents Mexican Peso.
(j) Par value represents Russian Ruble.
(k) Par value represents Turkish Lira.
(l) Par value represents Uruguayan Peso.
(m) Non-income producing.
(n) The rate shown is the discount rate.

                                    See Notes to Financial Statements

Phoenix Emerging Markets Bond Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2007
                                  (UNAUDITED)

ASSETS
Investment securities at value,
   (Identified cost $47,924,420)                            $ 49,772,941
Cash                                                              10,244
Receivables
   Interest                                                      798,711
   Investment securities sold                                    771,144
   Fund shares sold                                              250,638
Prepaid expenses                                                  22,643
Other assets                                                       7,581
                                                            ------------
     Total assets                                             51,633,902
                                                            ------------
LIABILITIES
   Payables
   Investment securities purchased                             1,785,672
   Fund shares repurchased                                        24,384
   Investment advisory fee                                        31,552
   Distribution and service fees                                  15,887
   Transfer agent fee                                             12,236
   Trustee deferred compensation plan                              7,581
   Administration fee                                              3,340
   Trustees' fee                                                      34
   Other accrued expenses                                         30,495
                                                            ------------
      Total liabilities                                        1,911,181
                                                            ------------
NET ASSETS                                                  $ 49,722,721
                                                            ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest            $ 67,159,035
Distributions in excess of net investment income                 (42,839)
Accumulated net realized loss                                (19,255,088)
Net unrealized appreciation                                    1,861,613
                                                            ------------
NET ASSETS                                                  $ 49,722,721
                                                            ============
CLASS A
Net asset value per share (net assets/shares outstanding)          $9.00
Maximum offering price per share $9.00/(1-4.75%)                   $9.45
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                     4,606,396
Net Assets                                                  $ 41,457,134

CLASS B
Net asset value and offering price per share                       $8.77
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                       797,307
Net Assets                                                  $  6,990,466

CLASS C
Net asset value and offering price per share                       $8.82
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                       144,509
Net Assets                                                  $  1,275,121

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MAY 31, 2007
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                    $ 1,628,256
Dividends                                                        18,889
Foreign taxes withheld                                           (1,033)
                                                            -----------
      Total investment income                                 1,646,112
                                                            -----------
EXPENSES
Investment advisory fee                                         170,939
Service fees, Class A                                            45,528
Distribution and service fees, Class B                           39,558
Distribution and service fees, Class C                            6,248
Administration fee                                               18,987
Transfer agent                                                   48,578
Professional                                                     17,319
Registration                                                     16,857
Printing                                                         12,378
Custodian                                                        12,355
Trustees                                                          1,815
Miscellaneous                                                     3,843
                                                            -----------
      Total expenses                                            394,405
Custodian fees paid indirectly                                   (4,521)
                                                            -----------
      Net expenses                                              389,884
                                                            -----------
NET INVESTMENT INCOME (LOSS)                                  1,256,228
                                                            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                       1,620,951
Net realized gain (loss) on foreign currency transactions         5,959
Net change in unrealized appreciation (depreciation)
   on investments                                              (812,425)
Net change in unrealized appreciation (depreciation)
   on foreign currency translations                              11,718
                                                            -----------
NET GAIN (LOSS) ON INVESTMENTS                                  826,203
                                                            -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                          $ 2,082,431
                                                            ===========

                        See Notes to Financial Statements

Phoenix Emerging Markets Bond Fund

                      STATEMENT OF CHANGES IN NET ASSETS

                                                                                                        Six Months
                                                                                                           Ended
                                                                                                      May 31, 2007     Year Ended
                                                                                                       (Unaudited) November 30, 2006
                                                                                                       ----------- -----------------
FROM OPERATIONS
   Net investment income (loss)                                                                        $ 1,256,228    $2,177,983
   Net realized gain (loss)                                                                              1,626,910     2,046,428
   Net change in unrealized appreciation (depreciation)                                                   (800,707)     (694,628)
                                                                                                       -----------   -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                           2,082,431     3,529,783
                                                                                                       -----------   -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                       (1,079,020)   (1,533,327)
   Net investment income, Class B                                                                         (206,984)     (640,459)
   Net investment income, Class C                                                                          (32,650)      (84,562)
                                                                                                       -----------   -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                            (1,318,654)   (2,258,348)
                                                                                                       -----------   -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,624,040 and 1,692,030 shares, respectively)                         14,484,687    14,763,056
   Net asset value of shares issued from reinvestment of distributions (95,723 and
      125,516 shares, respectively)                                                                        855,200     1,085,646
   Cost of shares repurchased (559,089 and 1,579,070 shares, respectively)                              (4,985,028)  (13,662,013)
                                                                                                       -----------   -----------
Total                                                                                                   10,354,859     2,186,689
                                                                                                       -----------   -----------
CLASS B
   Proceeds from sales of shares (4,493 and 25,862 shares, respectively)                                    39,079       219,733
   Net asset value of shares issued from reinvestment of distributions (11,173 and
      34,397 shares, respectively)                                                                          97,209       290,125
   Cost of shares repurchased (270,162 and 1,058,287 shares, respectively)                              (2,350,050)   (8,947,712)
                                                                                                       -----------   -----------
Total                                                                                                   (2,213,762)   (8,437,854)
                                                                                                       -----------   -----------
CLASS C
   Proceeds from sales of shares (5,335 and 24,045 shares, respectively)                                    46,556       204,506
   Net asset value of shares issued from reinvestment of distributions (2,206 and
      6,241 shares, respectively)                                                                           19,321        53,021
   Cost of shares repurchased (12,686 and 121,265 shares, respectively)                                   (111,048)   (1,028,437)
                                                                                                       -----------   -----------
Total                                                                                                      (45,171)     (770,910)
                                                                                                       -----------   -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                             8,095,926    (7,022,075)
                                                                                                       -----------   -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                                 8,859,703    (5,750,640)
NET ASSETS
   Beginning of period                                                                                  40,863,018    46,613,658
                                                                                                       -----------   -----------
   END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME AND UNDISTRIBUTED NET
      INVESTMENT INCOME OF $(42,839) AND $19,587, RESPECTIVELY)                                        $49,722,721   $40,863,018
                                                                                                       ===========   ===========

                                    See Notes to Financial Statements

Phoenix Emerging Markets Bond Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS A
                                              --------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                 YEAR ENDED NOVEMBER 30
                                                MAY 31, 2007   ---------------------------------------------------------------
                                                 (UNAUDITED)      2006         2005        2004      2003(5)    2002(4)(5)
Net asset value, beginning of period                 $ 8.85       $ 8.56      $ 8.25      $ 8.07      $ 6.80       $ 6.58
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)                      0.25(2)      0.47(2)     0.49(2)     0.47(2)     0.67         0.65(2)
     Net realized and unrealized gain (loss)           0.16         0.31        0.37        0.29        1.22         0.28
                                                    -------      -------     -------     -------     -------      -------
        TOTAL FROM INVESTMENT OPERATIONS               0.41         0.78        0.86        0.76        1.89         0.93
                                                    -------      -------     -------     -------     -------      -------
     LESS DISTRIBUTIONS
     Dividends from net investment income             (0.26)       (0.49)      (0.55)      (0.58)      (0.62)       (0.57)
     Return of capital                                   --           --          --          --          --        (0.14)
                                                    -------      -------     -------     -------     -------      -------
        TOTAL DISTRIBUTIONS                           (0.26)       (0.49)      (0.55)      (0.58)      (0.62)       (0.71)
                                                    -------      -------     -------     -------     -------      -------
Change in net asset value                              0.15         0.29        0.31        0.18        1.27         0.22
                                                    -------      -------     -------     -------     -------      -------
NET ASSET VALUE, END OF PERIOD                       $ 9.00       $ 8.85      $ 8.56      $ 8.25      $ 8.07       $ 6.80
                                                    =======      =======     =======     =======     =======      =======
Total return(1)                                        4.72%(8)     9.39%      10.78%       9.86%      28.94%       14.55%
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (thousands)          $41,457      $30,489     $27,450     $22,583     $35,910      $31,401
RATIO TO AVERAGE NET ASSETS OF:
     Operating expenses                                1.56%(7)     1.65%       1.67%       1.53%       1.49%(3)     1.58%(3)
     Net investment income (loss)                      5.67%(7)     5.47%       5.83%       5.75%       7.73%        9.47%
Portfolio turnover                                       80%(8)      139%         33%        140%        491%         588%

                                                                                CLASS B
                                              --------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                 YEAR ENDED NOVEMBER 30
                                                MAY 31, 2007   ---------------------------------------------------------------
                                                 (UNAUDITED)      2006         2005        2004      2003(6)    2002(4)(6)
Net asset value, beginning of period                $  8.63       $ 8.36      $ 8.07      $ 7.91      $ 6.68       $ 6.47
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)                      0.21(2)      0.40(2)     0.42(2)     0.40(2)     0.58         0.59(2)
     Net realized and unrealized gain (loss)           0.16         0.30        0.36        0.28        1.22         0.28
                                                    -------      -------     -------     -------     -------      -------
        TOTAL FROM INVESTMENT OPERATIONS               0.37         0.70        0.78        0.68        1.80         0.87
                                                    -------      -------     -------     -------     -------      -------
     LESS DISTRIBUTIONS
     Dividends from net investment income             (0.23)       (0.43)      (0.49)      (0.52)      (0.57)       (0.53)
     Return of capital                                   --           --          --          --          --        (0.13)
                                                    -------      -------     -------     -------     -------      -------
        TOTAL DISTRIBUTIONS                           (0.23)       (0.43)      (0.49)      (0.52)      (0.57)       (0.66)
                                                    -------      -------     -------     -------     -------      -------
Change in net asset value                              0.14         0.27        0.29        0.16        1.23         0.21
                                                    -------      -------     -------     -------     -------      -------
NET ASSET VALUE, END OF PERIOD                      $  8.77       $ 8.63      $ 8.36      $ 8.07      $ 7.91       $ 6.68
                                                    =======      =======     =======     =======     =======      =======
Total return(1)                                        4.33%(8)     8.60%       9.94%       8.98%      27.91%       13.80%
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (thousands)          $ 6,994      $ 9,075     $17,140     $26,853     $44,671      $46,865
RATIO TO AVERAGE NET ASSETS OF:
     Operating expenses                                2.30%(7)     2.41%       2.43%       2.29%       2.24%(3)     2.33%(3)
     Net investment income (loss)                      4.88%(7)     4.69%       5.08%       4.99%       7.02%        8.78%
Portfolio turnover                                       80%(8)      139%         33%        140%        491%         588%

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) For the periods ended November 30, 2003 and 2002 for Class A and for the periods ended November 30, 2003 and 2002 for Class B the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included the ratio of net operating expense would have been 0.01% lower than the ratio shown in the table.
(4) As required, effective December 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended November 30, 2002, was to decrease the ratio of net investment income to average net assets from 9.79% to 9.67% and from 9.02% to 8.91% for Class A and Class B respectively, decrease the net investment income (loss) per share from $0.61 to $0.60 for Class B and increase the net realized and unrealized gain (loss) per share from $0.26 to $0.27 for Class B. There was no effect on net investment income (loss) per share and net realized and unrealized gain (loss) per share for Class A.
(5) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under credit default and interest rate swap agreements previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class A was to increase net investment income per share and to decrease net realized and unrealized gain (loss) per share by $0.02 for the period ended November 30, 2003, and to decrease net investment income per share and to increase net realized and unrealized gain
    (loss) per share by $0.02 for the period ended November 30, 2002. The net investment income ratio increased by 0.31% for the period ended November 30, 2003 and decreased by 0.20% for the period ended November 30, 2002.
(6) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under credit default and interest rate swap agreements previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class B was to increase net investment income per share and to decrease net realized and unrealized gain (loss) per share by $0.02 for the period ended November 30, 2003, and to decrease net investment income per share and to increase net realized and unrealized gain
    (loss) per share by $0.01 for the period ended November 30, 2002. The net investment income ratio increased by 0.30% for the period ended November 30, 2003 and decreased by 0.13% for the period ended November 30, 2002.
(7) Annualized.
(8) Not annualized.

                        See Notes to Financial Statements

Phoenix Emerging Markets Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS C
                                              --------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                 YEAR ENDED NOVEMBER 30
                                                MAY 31, 2007   ---------------------------------------------------------------
                                                 (UNAUDITED)    2006         2005        2004      2003(4)    2002(3)(4)
Net asset value, beginning of period                $  8.68       $ 8.41      $ 8.12      $ 7.95      $ 6.73       $ 6.51
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)                      0.21(2)      0.40(2)     0.42(2)     0.40(2)     0.58         0.60(2)
     Net realized and unrealized gain (loss)           0.16         0.30        0.36        0.29        1.21         0.28
                                                    -------       ------      ------      ------      ------       ------
        TOTAL FROM INVESTMENT OPERATIONS               0.37         0.70        0.78        0.69        1.79         0.88
                                                    -------       ------      ------      ------      ------       ------
     LESS DISTRIBUTIONS
     Dividends from net investment income             (0.23)       (0.43)      (0.49)      (0.52)      (0.57)       (0.53)
     Return of capital                                   --           --          --          --          --        (0.13)
                                                    -------       ------      ------      ------      ------       ------
        TOTAL DISTRIBUTIONS                           (0.23)       (0.43)      (0.49)      (0.52)      (0.57)       (0.66)
                                                    -------       ------      ------      ------      ------       ------
Change in net asset value                              0.14         0.27        0.29        0.17        1.22         0.22
                                                    -------       ------      ------      ------      ------       ------
NET ASSET VALUE, END OF PERIOD                      $  8.82       $ 8.68      $ 8.41      $ 8.12      $ 7.95       $ 6.73
                                                    =======       ======      ======      ======      ======       ======
Total return(1)                                        4.42%(6)     8.55%       9.88%       9.06%      27.54%       13.88%

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (thousands)           $1,275       $1,299      $2,024      $2,115      $3,418       $2,783

RATIO TO AVERAGE NET ASSETS OF:
     Operating expenses                                2.31%(5)     2.40%       2.43%       2.29%       2.24%        2.33%
     Net investment income (loss)                      4.90%(5)     4.71%       5.08%       4.98%       7.06%        8.71%
Portfolio turnover                                       80%(6)      139%         33%        140%        491%         588%

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) As required, effective December 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. The effect of this change for the year ended November 30, 2002, was to decrease the ratio of net investment income to average net assets from 8.95% to 8.83%, and decrease the net investment income (loss) per share from $0.62 to $0.61 and increase the net realized and unrealized gain (loss) per share from $0.26 to $0.27.
(4) In accordance with changes in generally accepted accounting principles, the Fund reclassified periodic payments made under credit default and interest rate swap agreements previously included within interest income, as a component of realized gain (loss) in the statement of operations. The effect of this reclassification for Class C was to increase net investment income per share and to decrease net realized and unrealized gain (loss) per share by $0.03 for the period ended November 30, 2003 and to decrease net investment income per share and to increase net realized and unrealized gain
    (loss) per share by $0.01 for the period ended November 30, 2002. The net investment income ratio increased by 0.30% for the period ended November 30, 2003 and decreased by 0.12% for the period ended November 30, 2002.
(5) Annualized.
(6) Not annualized.

                                    See Notes to Financial Statements

PHOENIX INTERNATIONAL STRATEGIES FUND

  COUNTRY WEIGHTINGS (UNAUDITED)                                        5/31/07


As a percentage of total investments

Japan                                                                19%
United Kingdom                                                       15
Germany                                                              11
France                                                               10
Netherlands                                                           7
Australia                                                             7
Switzerland                                                           5
Other (includes short-term investments)                              26


                            SCHEDULE OF INVESTMENTS
                                  MAY 31, 2007
                                   (UNAUDITED)

                                                      SHARES         VALUE
                                                    ---------    ------------
DOMESTIC COMMON STOCKS--0.1%
UNITED STATES--0.1%
GigaMedia Ltd. (Internet Software & Services)(b)       10,489    $    155,447
------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $147,951)                                            155,447
------------------------------------------------------------------------------
FOREIGN COMMON STOCKS(e)--97.4%
AUSTRALIA--6.5%
AXA Asia Pacific Holdings Ltd.
(Life & Health Insurance) .......................      69,764         444,813

BHP Billiton Ltd. (Diversified Metals & Mining) .      11,197         292,335

Bradken Ltd. (Construction & Farm Machinery &
Heavy Trucks) ...................................       3,751          31,371

Caltex Australia Ltd. (Oil & Gas Refining &
Marketing) ......................................       3,279          69,508

Centennial Coal Co. Ltd. (Coal & Consumable
Fuels) ..........................................       6,256          15,075

Commonwealth Bank of Australia (Diversified
Banks) ..........................................       5,174         237,351

Leighton Holdings Ltd. (Construction &
Engineering) ....................................      10,933         402,860

McPherson's Ltd. (Personal Products) ............      10,878          30,626
Orica Ltd. (Diversified Chemicals) ..............      17,255         445,784
Perilya Ltd. (Gold) .............................       4,095          14,174
Qantas Airways Ltd. (Airlines) ..................      82,323         388,554

                                                      SHARES         VALUE
                                                    ---------    ------------

AUSTRALIA--CONTINUED
QBE Insurance Group Ltd. (Property & Casualty
Insurance) ......................................      65,767    $  1,700,185

Rio Tinto Ltd. (Diversified Metals & Mining) ....      11,398         900,960

Sally Malay Mining Ltd. (Diversified Metals &
Mining)(b) ......................................       4,768          19,109

Santos Ltd. (Oil & Gas Exploration & Production)       82,510         915,518
Tattersall's Ltd. (Casinos & Gaming) ............      74,092         292,034

Woodside Petroleum Ltd. (Oil & Gas Exploration &
Production) .....................................      10,710         381,341

Woolworths Ltd. (Food Retail) ...................       2,371          54,010
                                                                 ------------
                                                                    6,635,608
                                                                 ------------
AUSTRIA--0.6%
OMV AG (Integrated Oil & Gas) ...................       5,300         351,793
Osterreichische Luftverkehrs AG (Airlines)(b) ...       1,647          24,377
Voestalpine AG (Steel) ..........................       3,919         284,543
                                                                 ------------
                                                                      660,713
                                                                 ------------
BELGIUM--2.8%
Belgacom SA (Integrated Telecommunication
Services) .......................................       5,000         227,465

Delhaize Group (Food Retail) ....................       6,833         652,417
Dexia SA (Diversified Banks) ....................         736          23,639
Fortis BB (Other Diversified Financial Services)(g)     8,396         348,859
Fortis NA (Other Diversified Financial Services)(h)    38,270       1,591,172
                                                                  -----------
                                                                    2,843,552
                                                                  -----------
CANADA--0.9%
AUR Resources, Inc. (Diversified Metals & Mining)       1,000          27,917

                       See Notes to Financial Statements

Phoenix International Strategies Fund

                                                      SHARES         VALUE
                                                    ---------    ------------
CANADA--CONTINUED
Canadian Imperial Bank of Commerce
(Diversified Banks) .............................       2,000    $    192,146

Hammond Power Solutions, Inc. (Electrical
Components & Equipment)(b) ......................       2,200          27,109

Methanex Corp. (Commodity Chemicals) ............       3,600          93,467

Sherritt International Corp. (Diversified Metals &
Mining) .........................................       9,100         132,382

Teck Cominco Ltd. Class B (Gold) ................       9,400         397,057
                                                                 ------------
                                                                      870,078
                                                                 ------------

CHINA--0.5%
C&G Industrial Holdings Ltd. (Commodity
Chemicals) ......................................      58,500          23,035

China Mobile Ltd. (Wireless Telecommunication
Services) .......................................      38,000         355,256

Kazakhmys plc (Diversified Metals & Mining) .....       4,773         122,676

Truly International Holdings Ltd. (Electronic
Equipment Manufacturers) ........................      10,000          12,166
                                                                 ------------
                                                                      513,133
                                                                 ------------
DENMARK--0.3%
D/S Norden (Marine) .............................       4,930         297,449

FINLAND--1.2%
Fortum Oyj (Electric Utilities) .................       5,234         172,122
Metso Oyj (Industrial Machinery) ................       4,837         269,059
Nokia Oyj (Communications Equipment) ............      22,500         616,094
Outokumpu Oyj (Steel) ...........................       3,796         136,069
                                                                 ------------
                                                                    1,193,344
                                                                 ------------
FRANCE--10.1%
Air France - KLM (Airlines) .....................       8,774         448,033
Alstom (Heavy Electrical Equipment) .............       2,651         419,842
BNP Paribas SA (Diversified Banks) ..............      17,707       2,148,599

Bouygues SA (Wireless Telecommunication
Services) .......................................       4,300         379,553

Capgemini SA (IT Consulting & Other Services) ...      16,708       1,273,350
Carrefour SA (Hypermarkets & Super Centers) .....       7,900         575,713

Compagnie Generale des Etablissements Michelin
Class B (Tires & Rubber) ........................       3,556         465,846

Credit Agricole SA (Diversified Banks) ..........       1,652          68,197

LVMH Moet Hennessy Louis Vuitton SA (Apparel,
Accessories & Luxury Goods) .....................       4,174         492,665

Publicis Groupe (Advertising) ...................       8,822         400,034
Societe Generale (Diversified Banks) ............      10,226       1,992,253
Technip SA (Oil & Gas Equipment & Services) .....       6,075         471,244

                                                      SHARES         VALUE
                                                    ---------    ------------

FRANCE--CONTINUED
Total SA (Integrated Oil & Gas) .................      10,900    $    821,324
Vivendi Universal SA (Movies & Entertainment) ...       8,400         365,979
                                                                 ------------
                                                                   10,322,632
                                                                 ------------
GERMANY--9.9%
Allianz AG Registered Shares (Multi-line Insurance)     2,800         621,645
Commerzbank AG (Diversified Banks) ..............      11,862         583,531
DaimlerChrysler AG (Automobile Manufacturers) ...       7,800         715,255

Deutsche Lufthansa AG Registered Shares
(Airlines) ......................................      36,239       1,049,833

E.ON AG (Electric Utilities) ....................       8,752       1,441,414

Fresenius Medical Care AG & Co KGaA
(Health Care Services) ..........................       2,415         354,456

GEA Group AG (Industrial Machinery)(b) ..........       9,217         297,275

Heidelberger Druckmaschinen AG
(Industrial Machinery) ..........................       1,676          82,538

KarstadtQuelle AG (Department Stores)(b) ........       7,300         261,279

Kloeckner & Co. AG (Trading Companies &
Distributors)(b) ................................         820          59,890

MAN AG (Industrial Machinery) ...................       9,292       1,348,308
Metro AG (Hypermarkets & Super Centers) .........       7,300         590,432

MTU Aero Engines Holdings AG (Aerospace &
Defense) ........................................       1,138          70,437

Norddeutsche Affinerie AG (Steel) ...............       1,486          54,586
Salzgitter AG (Steel) ...........................       5,479       1,050,180
Siemens AG (Industrial Conglomerates) ...........       3,600         474,420
ThyssenKrupp AG (Steel) .........................      17,313       1,011,492
                                                                 ------------
                                                                   10,066,971
                                                                 ------------

GREECE--0.5%
Alpha Bank AE (Diversified Banks) ...............      15,400         487,784

HONG KONG--2.5%
Cheung Kong Holdings Ltd. (Real Estate
Management & Development) .......................      40,000         517,900

Guangdong Investments Ltd. (Industrial
Conglomerates) ..................................     676,000         393,041

Hang Lung Properties Ltd. (Real Estate
Management & Development) .......................     127,000         400,105

Orient Overseas International Ltd. (Marine) .....       7,000          70,103

Regal Hotels International Holdings Ltd.
(Hotels, Resorts & Cruise Lines) ................     716,000          65,104

Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) .......................      40,000         464,625

                        See Notes to Financial Statements

Phoenix International Strategies Fund

                                                      SHARES         VALUE
                                                    ---------    ------------
HONG KONG--CONTINUED
Television Broadcasts Ltd. (Broadcasting &
Cable TV) .......................................      57,000    $    400,758

VTech Holdings Ltd. (Communications Equipment) ..      26,998         197,080
                                                                 ------------
                                                                    2,508,716
                                                                 ------------
INDIA--0.2%
Infosys Technologies Ltd. Sponsored ADR
(IT Consulting & Other Services) ................       4,500         221,625

ITALY--1.8%
Banca Popolare dell'Emilia Romagna Scrl
(Regional Banks) ................................       2,095          55,674

ENI S.p.A. (Integrated Oil & Gas) ...............      21,484         759,697
Fiat S.p.A. (Automobile Manufacturers) ..........      19,361         554,370
UniCredito Italiano S.p.A. (Diversified Banks) ..      51,700         485,216
                                                                 ------------
                                                                    1,854,957
                                                                 ------------
JAPAN--18.6%
AEON Co. Ltd. (Hypermarkets & Super Centers) ....      12,600         235,538
Aisin Seiko Co. Ltd. (Auto Parts & Equipment) ...       3,800         128,332
Aozora Bank Ltd. (Diversified Banks) ............      42,000         154,610

Asahi Pretec Corp. (Environmental & Facilities
Services) .......................................         700          19,096

Bank of Yokohama Ltd. (The) (Regional Banks) ....      31,000         231,545
Brother Industries Ltd. (Office Electronics) ....      26,000         346,952
Canon, Inc. (Office Electronics) ................      10,400         611,865
Capcom Co. Ltd. (Home Entertainment Software) ...       4,000          75,431
Central Japan Railway Co. (Railroads) ...........         123       1,263,353
Chiba Bank Ltd. (The) (Regional Banks) ..........       3,000          26,721

Cosmo Oil Co. Ltd. (Oil & Gas Refining &
Marketing) ......................................       8,000          38,389

Cosmos Initia Co. Ltd. (Real Estate Management &
Development) ....................................       2,000          12,046

Create SD Co. Ltd. (Drug Retail) ................       1,500          26,500
Daiwa House Industry Co. Ltd. (Homebuilding) ....      20,000         299,918
East Japan Railway Co. (Railroads) ..............          59         455,711
FANUC Ltd. (Industrial Machinery) ...............       4,900         467,855
Fuji Heavy Industries (Automobile Manufacturers)       40,000         192,276

Fuji Machine Manufacturing Co. Ltd. (Industrial
Machinery) ......................................         600          12,227

FUJIFILM Holdings Corp. (Photographic Products) .       6,300         260,904
Fujikura Ltd. (Electrical Components & Equipment)      29,000         199,926
Fujitsu Ltd. (Computer Hardware) ................      70,000         477,979
Haseko Corp. (Homebuilding)(b) ..................      19,500          60,567
Hudson Soft Co. Ltd. (Leisure Products)(b) ......       1,500          22,087

Ibiden Co. Ltd. (Electronic Equipment
Manufacturers) ..................................       8,400         453,476

                                                      SHARES        VALUE
                                                     ---------   ------------
JAPAN--CONTINUED
Inpex Holdings, Inc. (Oil & Gas Exploration &
Production) .....................................          38    $    334,100

JFE Shoji Holdings, Inc. (Trading Companies &
Distributors) ...................................       9,000          58,348

Kao Corp. (Household Products) ..................      23,000         636,894

Kobayashi Pharmaceutical Co. Ltd. (Health Care
Distributors) ...................................       1,100          37,872

Komatsu Ltd. (Construction & Farm Machinery &
Heavy Trucks) ...................................      16,200         429,959

Kyoei Steel Ltd. (Steel) ........................         900          26,623

Leopalace21 Corp. (Real Estate Management &
Development) ....................................       9,500         320,049

Meiji Dairies Corp. (Packaged Foods & Meats) ....       9,000          59,827

Mitsubishi Chemical Holdings Corp.
(Diversified Chemicals) .........................      17,000         148,767

Mitsubishi UFJ Financial Group, Inc.
(Diversified Banks) .............................          47         540,674

Mitsubishi UFJ Lease & Finance Co. Ltd.
(Consumer Finance) ..............................         300          14,371

Mitsui & Co. Ltd. (Trading Companies &
Distributors) ...................................      31,000         611,339

Mitsui Fudosan Co. Ltd. (Real Estate Management &
Development) ....................................      23,000         723,829

Mitsui O.S.K. Lines Ltd. (Marine) ...............       7,000          95,941
Mori Seiki Co. Ltd. (Industrial Machinery) ......       1,700          48,751

Murata Manufacturing Co. Ltd. (Electronic
Equipment Manufacturers) ........................       6,400         452,260

Nikon Corp. (Photographic Products) .............      13,000         329,006

Nippon Electric Glass Co. Ltd. (Electronic
Equipment Manufacturers) ........................      27,000         431,068

Nippon Mining Holdings, Inc. (Oil & Gas Refining &
Marketing) ......................................      23,500         206,615

Nissan Motor Co. Ltd. (Automobile Manufacturers)       59,900         666,431
Nissin Kogyo Co. Ltd. (Auto Parts & Equipment) ..      14,700         385,316

Nomura Holdings, Inc. (Investment Banking &
Brokerage) ......................................      31,600         646,541

OMRON Corp. (Electronic Equipment
Manufacturers) ..................................       3,300          84,601

Pacific Management Corp. (Real Estate Management &
Development) ....................................          60         121,282

                        See Notes to Financial Statements

Phoenix International Strategies Fund

                                                      SHARES        VALUE
                                                     ---------   ------------
JAPAN--CONTINUED
Shinsei Bank Ltd. (Regional Banks) ..............      58,000    $    254,495
Shinwa Kaiun Kaisha Ltd. (Marine) ...............       4,000          31,356
Sojitz Corp. (Trading Companies & Distributors) .      62,200         270,368
Sony Corp. (Consumer Electronics) ...............      11,900         685,448
Sumco Corp. (Semiconductors) ....................      23,200       1,117,108

Sumikin Bussan Corp. (Trading Companies &
Distributors) ...................................       5,000          20,994

Sumitomo Metal Industries Ltd. (Steel) ..........      87,000         471,101

Sumitomo Metal Mining Co. Ltd. (Diversified Metals &
Mining) .........................................      40,000         912,079

Sumitomo Trust & Banking Co. Ltd. (The)
(Diversified Banks) .............................      27,000         274,437

Tohto Suisan Co. Ltd. (Food Distributors) .......       5,000          12,243

Tokyo Electric Power Co., Inc. (The)
(Electric Utilities) ............................       9,600         319,474

Toyota Boshoku Corp. (Auto Parts & Equipment) ...      16,800         421,035

Yamaguchi Financial Group, Inc. (Other Diversified
Financial Services) .............................          40             483

Yamaha Motor Co. Ltd. (Motorcycle
Manufacturers) ..................................      22,200         565,489

Yamato Kogyo Co. Ltd. (Steel) ...................       3,100         111,060
                                                                 ------------
                                                                   18,950,938
                                                                 ------------
MEXICO--0.4%
America Movil S.A.B. de C.V. Series L (Wireless
Telecommunication Services) .....................      99,400         299,880

Grupo Mexico S.A.B. de C.V. Series B
(Diversified Metals & Mining) ...................      14,560          86,767
                                                                 ------------
                                                                      386,647
                                                                 ------------
NETHERLANDS--6.6%
Akzo Nobel N.V. (Diversified Chemicals) .........       5,986         488,503
Arcelor Mittal N.V. (Steel) .....................       9,706         582,864
Arcelor Mittal N.V. (Steel)(f) ..................       7,192         431,797
ASML Holding N.V. (Semiconductor Equipment)(b) ..      20,300         525,808
Heineken N.V. (Brewers) .........................      21,898       1,275,829
Hunter Douglas N.V. (Home Furnishings) ..........         265          25,645
ING Groep N.V. (Other Diversified Financial Services)  44,632       1,988,409
Koninklijke Ahold N.V. (Food Retail)(b) .........      58,512         729,835

Koninklijke KPN N.V. (Integrated Telecommunication
Services) .......................................      16,100         273,175

Wolters Kluwer N.V. (Publishing) ................      13,800         429,677
                                                                 ------------
                                                                    6,751,542
                                                                 ------------

                                                      SHARES        VALUE
                                                     ---------   ------------
NORWAY--0.3%
Petroleum Geo-Services ASA (Oil & Gas Equipment &
Services)(b) ....................................       5,350    $    134,390

Tandberg ASA (Communications Equipment) .........       9,800         220,986
                                                                 ------------
                                                                      355,376
                                                                 ------------
RUSSIA--2.8%
Gazprom OAO Sponsored ADR RegS
(Integrated Oil & Gas)(d) .......................         337          12,284

LUKOIL Sponsored ADR (Integrated Oil & Gas) .....      25,149       1,908,809

Mobile TeleSystems OJSC Sponsored ADR
(Wireless Telecommunication Services) ...........      11,800         639,324

Novolipetsk Steel (Steel) .......................       2,282          60,473

Surgutneftegaz Sponsored ADR (Oil & Gas
Exploration & Production) .......................       2,683         144,077

Wimm-Bill-Dann Foods OJSC ADR (Packaged Foods &
Meats) ..........................................         600          48,318
                                                                 ------------
                                                                    2,813,285
                                                                 ------------
SINGAPORE--1.1%
CapitaLand Ltd. (Real Estate Management &
Development) ....................................     124,000         667,564

Neptune Orient Lines Ltd. (Marine) ..............      19,000          56,854
Singapore Exchange Ltd. (Specialized Finance) ...      23,000         114,510
United Overseas Bank Ltd. (Diversified Banks) ...      21,000         332,684
                                                                 ------------
                                                                    1,171,612
                                                                 ------------
SOUTH KOREA--0.8%
Hanwha Chem Corp. (Diversified Chemicals) .......       3,290          69,148

Honam Petrochemical Corp. (Fertilizers & Agricultural
Chemicals) ......................................         711          77,016

KT Corp. (Integrated Telecommunication Services)       13,100         625,490
POSCO (Steel) ...................................          23          11,056
                                                                 ------------
                                                                      782,710
                                                                 ------------
SPAIN--1.1%
Banco Bilbao Vizcaya Argentaria S.A.
(Diversified Banks) .............................      43,500       1,099,221

SWEDEN--3.3%
Electrolux AB Series B (Household Appliances) ...       9,766         245,583
JM AB (Construction & Engineering) ..............       5,068         187,137
NCC AB Class B (Construction & Engineering) .....       1,600          46,016
SAS AB (Airlines)(b) ............................       2,700          60,092
Skanska AB Class B (Construction & Engineering) .      12,400         289,418
Swedbank AB Class A (Diversified Banks) .........       9,238         340,447

Telefonaktiebolaget LM Ericsson Class B
(Communications Equipment) ......................     109,000         413,511

                        See Notes to Financial Statements

Phoenix International Strategies Fund

                                                      SHARES        VALUE
                                                     ---------   ------------
SWEDEN--CONTINUED
Volvo AB Class B (Construction & Farm
Machinery & Heavy Trucks) .......................      83,613    $  1,752,158
                                                                 ------------
                                                                    3,334,362
                                                                 ------------
SWITZERLAND--5.2%
Actelion Ltd. Registered Shares (Biotechnology)(b)        234          51,154
Geberit AG (Building Products) ..................         440          76,878

Holcim Ltd. Registered Shares (Construction
Materials) ......................................       4,500         497,836

Novartis AG Registered Shares (Pharmaceuticals) .      16,800         944,383

Roche Holding AG Registered Shares
(Pharmaceuticals) ...............................       4,846         889,436

Swatch Group AG (The) (Apparel, Accessories &
Luxury Goods) ...................................         394         112,911

Swiss Life Holding Registered Shares (Life &
Health Insurance) ...............................         389         104,730

UBS AG Registered Shares (Diversified
Capital Markets) ................................       7,200         469,693

Zurich Financial Services AG Registered Shares
(Multi-line Insurance) ..........................       7,023       2,148,815
                                                                 ------------
                                                                    5,295,836
                                                                 ------------

TAIWAN--0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.
Sponsored ADR (Semiconductors) ..................      28,000         305,480

Taiwan Surface Mounting Technology Co. Ltd.
(Electronic Equipment Manufacturers) ............       7,000          17,925
                                                                 ------------
                                                                      323,405
                                                                 ------------
THAILAND--0.1%
Calcomp Electronics Thailand PCL (Electronic
Equipment Manufacturers) ........................     308,000          76,168

TURKEY--0.6%
Dogan Sirketler Grubu Holdings A.S. (Industrial
Machinery) ......................................      74,488         162,827

Tupras-Turkiye Petro Rafinerileri A.S. (Oil & Gas
Refining & Marketing) ...........................       2,910          69,023

Turkcell Iletisim Hizmetleri A.S. ADR (Wireless
Telecommunication Services) .....................      24,000         399,600
                                                                 ------------
                                                                      631,450
                                                                 ------------
UNITED KINGDOM--15.0%
Antofagasta plc (Diversified Metals & Mining) ...     182,862       2,018,644
AstraZeneca plc (Pharmaceuticals) ...............      30,856       1,641,108
Aviva plc (Multi-line Insurance) ................      27,200         429,797
BAE Systems plc (Aerospace & Defense) ...........      57,000         504,797
Barclays plc (Diversified Banks) ................      41,600         594,733

                                                      SHARES        VALUE
                                                     ---------   ------------

UNITED KINGDOM--CONTINUED
BHP Billiton plc (Diversified Metals & Mining) ..      14,177    $    345,287
British Airways plc (Airlines)(b) ...............     130,420       1,213,762

British Sky Broadcasting Group plc
(Broadcasting & Cable TV) .......................      44,000         575,027

BT Group plc (Integrated Telecommunication
Services) .......................................     282,723       1,844,624

Catlin Group Ltd. (Property & Casualty Insurance)       1,256          12,634
Emap plc (Publishing) ...........................      20,500         355,590
GlaxoSmithKline plc (Pharmaceuticals) ...........      33,400         866,381
Invesco plc (Asset Management & Custody Banks) ..      19,700         233,465

Legal & General Group plc (Life & Health
Insurance) ......................................     187,220         569,794

National Grid plc (Multi-Utilities) .............      30,185         467,998

NETeller plc (Other Diversified Financial
Services)(b) ....................................      14,300          28,316

Next plc (Department Stores) ....................       8,018         350,714
Rolls-Royce Group plc (Aerospace & Defense) .....      48,290         476,187

Rolls-Royce Group plc Class B (Aerospace &
Defense) ........................................   3,409,328           6,920

Royal Bank of Scotland Group plc (Diversified
Banks) ..........................................       6,795          84,430

Sainsbury (J) plc (Food Retail) .................      27,195         300,479
Scottish & Newcastle plc (Brewers) ..............      31,500         404,806
Smiths Group plc (Industrial Conglomerates) .....      21,400         481,799
Sportingbet plc (Casinos & Gaming) ..............      16,121          16,360
Tate & Lyle plc (Packaged Foods & Meats) ........         573           6,813

Vodafone Group plc (Wireless Telecommunication
Services) .......................................     324,350       1,014,758

Wolseley plc (Trading Companies & Distributors) .       9,097         235,972
Yell Group plc (Publishing) .....................      22,300         223,212
                                                                 ------------
                                                                   15,304,407
                                                                 ------------
UNITED STATES--3.4%
Royal Dutch Shell plc Class A (Integrated Oil &
Gas)(h) .........................................      13,100         488,183

Royal Dutch Shell plc Class A (Integrated Oil &
Gas)(f) .........................................      70,999       2,643,392

VTB Bank OJSC Sponsored GDR 144A
(Diversified Banks)(b)(c) .......................      25,797         290,216
                                                                 ------------
                                                                    3,421,791
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $76,693,185)                                      99,175,312
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix International Strategies Fund

                                                      SHARES        VALUE
                                                     ---------   ------------

FOREIGN PREFERRED STOCKS(e)--0.8%
GERMANY--0.8%
Porsche AG Pfd. 0.71% (Automobile
Manufacturers) ..................................         479    $    850,984
--------------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $469,087)                                            850,984
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.3%
(IDENTIFIED COST $77,310,223)                                     100,181,743
--------------------------------------------------------------------------------

                                                       PAR
                                                      VALUE
                                                      (000)
                                                      -----
SHORT-TERM INVESTMENTS--0.6%
COMMERCIAL PAPER(b)--0.6%
Clipper Receivables Co. LLC 5.30%, 6/1/07 .......    $    445         445,000
UBS Finance Delaware LLC 5.30%, 6/1/07 ..........         125         125,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $570,000)                                            570,000
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--98.9%
(IDENTIFIED COST $77,880,223)                                     100,751,743(a)

Other assets and liabilities, net--1.1%                             1,076,048
                                                                 ------------
NET ASSETS--100.0%                                               $101,827,791
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $23,954,530 and gross depreciation of $1,143,633 for federal income tax purposes. At May 31, 2007, the aggregate cost of securities for federal income tax purposes was $77,940,846.
(b) Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, this security amounted to a value of $290,216 or 0.3% of net assets.
(d) Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(e) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G, "Foreign Security Country Determination" in the Notes to Financial Statements.
(f) Shares traded on Amsterdam Exchange.
(g) Shares traded on Brussels Exchange.
(h) Shares traded on London Exchange.
(i) Illiquid security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At May 31, 2007, this security amounted to a value of $28,316 or 0% of net assets.
(j) The rate shown is the discount rate.

                        See Notes to Financial Statements

Phoenix International Strategies Fund

                            INDUSTRY DIVERSIFICATION
         AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

Advertising .............................................................   0.4%
Aerospace & Defense .....................................................   1.1
Airlines ................................................................   3.2
Apparel, Accessories & Luxury Goods .....................................   0.6
Asset Management & Custody Banks ........................................   0.2
Auto Parts & Equipment ..................................................   0.9
Automobile Manufacturers ................................................   3.0
Biotechnology ...........................................................   0.1
Brewers .................................................................   1.7
Broadcasting & Cable TV .................................................   1.0
Building Products .......................................................   0.1
Casinos & Gaming ........................................................   0.3
Commodity Chemicals .....................................................   0.1
Communications Equipment ................................................   1.4
Computer Hardware .......................................................   0.5
Construction & Engineering ..............................................   0.9
Construction & Farm Machinery & Heavy Trucks ............................   2.2
Construction Materials ..................................................   0.5
Consumer Electronics ....................................................   0.7
Department Stores .......................................................   0.6
Diversified Banks .......................................................   9.9
Diversified Capital Markets .............................................   0.5
Diversified Chemicals ...................................................   1.1
Diversified Metals & Mining .............................................   4.8
Electric Utilities ......................................................   1.9
Electrical Components & Equipment .......................................   0.2
Electronic Equipment Manufacturers ......................................   1.5
Fertilizers & Agricultural Chemicals ....................................   0.1
Food Retail .............................................................   1.7
Gold ....................................................................   0.4
Health Care Services ....................................................   0.4
Heavy Electrical Equipment ..............................................   0.4
Home Entertainment Software .............................................   0.1
Homebuilding ............................................................   0.4
Hotels, Resorts & Cruise Lines ..........................................   0.1
Household Appliances ....................................................   0.2


Household Products ......................................................   0.6%
Hypermarkets & Super Centers ............................................   1.4
IT Consulting & Other Services ..........................................   1.5
Industrial Conglomerates ................................................   1.3
Industrial Machinery ....................................................   2.7
Integrated Oil & Gas ....................................................   7.0
Integrated Telecommunication Services ...................................   3.0
Internet Software & Services ............................................   0.2
Investment Banking & Brokerage ..........................................   0.6
Life & Health Insurance .................................................   1.1
Marine ..................................................................   0.6
Motorcycle Manufacturers ................................................   0.6
Movies & Entertainment ..................................................   0.4
Multi-Utilities .........................................................   0.5
Multi-line Insurance ....................................................   3.2
Office Electronics ......................................................   1.0
Oil & Gas Equipment & Services ..........................................   0.6
Oil & Gas Exploration & Production ......................................   1.8
Oil & Gas Refining & Marketing ..........................................   0.4
Other Diversified Financial Services ....................................   4.0
Packaged Foods & Meats ..................................................   0.1
Pharmaceuticals .........................................................   4.3
Photographic Products ...................................................   0.6
Property & Casualty Insurance ...........................................   1.7
Publishing ..............................................................   1.0
Railroads ...............................................................   1.7
Real Estate Management & Development ....................................   3.2
Regional Banks ..........................................................   0.6
Semiconductor Equipment .................................................   0.5
Semiconductors ..........................................................   1.4
Specialized Finance .....................................................   0.1
Steel ...................................................................   4.2
Tires & Rubber ..........................................................   0.5
Trading Companies & Distributors ........................................   1.3
Wireless Telecommunication Services .....................................   3.1
                                                                          -----
                                                                          100.0%
                                                                          =====


                        See Notes to Financial Statements

Phoenix International Strategies Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2007
                                  (UNAUDITED)

ASSETS
Investment securities at value,
   (Identified cost $77,880,223)                                  $ 100,751,743
Foreign currency at value
   (Identified cost $987,967)                                          $989,907
Cash                                                                    160,274
Receivables
   Investment securities sold                                         1,271,236
   Dividends                                                            323,338
   Tax reclaims                                                          65,253
   Fund shares sold                                                      45,802
Prepaid expenses                                                         22,893
Other assets                                                             16,915
                                                                  -------------
      Total assets                                                  103,647,361
                                                                  -------------
LIABILITIES
Payables
   Investment securities purchased                                    1,582,162
   Fund shares repurchased                                               45,127
   Investment advisory fee                                               72,382
   Transfer agent fee                                                    29,204
   Distribution and service fees                                         26,937
   Trustee deferred compensation plan                                    16,915
   Administration fee                                                     7,372
   Trustees' fee                                                             43
   Other accrued expenses                                                39,428
                                                                  -------------
      Total liabilities                                               1,819,570
                                                                  -------------
NET ASSETS                                                        $ 101,827,791
                                                                  =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $  83,433,688
Undistributed net investment income                                     737,052
Accumulated net realized loss                                        (5,213,370)
Net unrealized appreciation                                          22,870,421
                                                                  -------------
NET ASSETS                                                        $ 101,827,791
                                                                  =============
CLASS A
Net asset value per share (net assets/shares outstanding)                $15.42
Maximum offering price per share $15.42/(1-5.75%)                        $16.36
Shares of beneficial interest outstanding,no par value,
   unlimited authorization                                            6,014,996
Net Assets                                                        $  92,744,709

CLASS B
Net asset value and offering price per share                             $14.12
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                              475,233
Net Assets                                                        $   6,711,703

CLASS C
Net asset value and offering price per share                             $14.08
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                              168,461
Net Assets                                                        $   2,371,379

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MAY 31, 2007
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                          $  1,716,899
Interest                                                                 16,601
Foreign taxes withheld                                                 (174,729)
                                                                   ------------
      Total investment income                                         1,558,771
                                                                   ------------
EXPENSES
Investment advisory fee                                                 405,835
Service fees, Class A                                                   108,353
Distribution and service fees, Class B                                   32,059
Distribution and service fees, Class C                                   11,984
Administration fee                                                       39,842
Transfer agent                                                          105,175
Custodian                                                                48,971
Professional                                                             18,348
Registration                                                             17,160
Printing                                                                 15,929
Trustees                                                                  3,884
Miscellaneous                                                             7,561
                                                                   ------------
      Total expenses                                                    815,101
Custodian fees paid indirectly                                           (1,812)
                                                                   ------------
      Net expenses                                                      813,289
                                                                   ------------
NET INVESTMENT INCOME (LOSS)                                            745,482
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                               6,801,763
Net realized gain (loss) on foreign currency transactions                25,902
Net change in unrealized appreciation (depreciation)
   on investments                                                     4,403,033
Net change in unrealized appreciation (depreciation)
   on foreign translation                                               (17,118)
                                                                   ------------
NET GAIN (LOSS) ON INVESTMENTS                                       11,213,580
                                                                   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                                    $ 11,959,062
                                                                   ============

                                    See Notes to Financial Statements

Phoenix International Strategies Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                      Six Months
                                                                                        Ended
                                                                                     May 31, 2007      Year Ended
                                                                                      (Unaudited)   November 30, 2006
                                                                                     -------------  -----------------
FROM OPERATIONS
   Net investment income (loss)                                                      $     745,482    $     962,912
   Net realized gain (loss)                                                              6,827,665        7,463,918
   Net change in unrealized appreciation (depreciation)                                  4,385,915       12,622,860
                                                                                     -------------    -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          11,959,062       21,049,690
                                                                                     -------------    -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                         (785,614)      (1,089,703)
   Net investment income, Class B                                                          (48,406)         (31,998)
   Net investment income, Class C                                                          (17,728)          (8,615)
                                                                                     -------------    -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                              (851,748)      (1,130,316)
                                                                                     -------------    -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (511,611 and 1,119,313 shares, respectively)            7,272,479       13,641,095
   Net asset value of shares issued from reinvestment of distributions (52,796 and
      91,899 shares, respectively)                                                         734,926        1,059,395
   Cost of shares repurchased (641,708 and 1,627,808 shares, respectively)              (9,243,546)     (20,169,172)
                                                                                     -------------    -------------
Total                                                                                   (1,236,141)      (5,468,682)
                                                                                     -------------    -------------
CLASS B
   Proceeds from sales of shares (68,134 and 158,606 shares, respectively)                 911,200        1,783,994
   Net asset value of shares issued from reinvestment of distributions (3,633 and
      2,826 shares, respectively)                                                           46,520           29,610
   Cost of shares repurchased (117,144 and 239,387 shares, respectively)                (1,528,333)      (2,738,299)
                                                                                     -------------    -------------
Total                                                                                     (570,613)        (924,695)
                                                                                     -------------    -------------
CLASS C
   Proceeds from sales of shares (15,121 and 64,901 shares, respectively)                  195,863          735,511
   Net asset value of shares issued from reinvestment of distributions
     (1,344 and 788 shares, respectively)                                                   17,135            8,232
   Cost of shares repurchased (36,347 and 36,781 shares, respectively)                    (480,488)        (412,684)
                                                                                     -------------    -------------
Total                                                                                     (267,490)         331,059
                                                                                     -------------    -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                            (2,074,244)      (6,062,318)
                                                                                     -------------    -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                 9,033,070       13,857,056
NET ASSETS
   Beginning of period                                                                  92,794,721       78,937,665
                                                                                     -------------    -------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $737,052
      AND $843,318, RESPECTIVELY)                                                    $ 101,827,791    $  92,794,721
                                                                                     =============    =============

                                    See Notes to Financial Statements

Phoenix International Strategies Fund

                                                    FINANCIAL HIGHLIGHTS
                           (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS A
                                                ---------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                       YEAR ENDED NOVEMBER 30
                                                MAY 31, 2007    -----------------------------------------------------------
                                                 (UNAUDITED)      2006         2005        2004       2003         2002
Net asset value, beginning of period                 $13.76       $10.96      $ 9.84      $ 8.21      $ 7.11       $ 7.92
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                     0.12         0.14        0.11        0.11        0.06         0.02
   Net realized and unrealized gain (loss)             1.67         2.83        1.21        1.70        1.04        (0.83)
                                                     ------       ------      ------      ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                  1.79         2.97        1.32        1.81        1.10        (0.81)
                                                     ------       ------      ------      ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.13)       (0.17)      (0.20)      (0.18)         --           --
                                                     ------       ------      ------      ------      ------       ------
     TOTAL DISTRIBUTIONS                              (0.13)       (0.17)      (0.20)      (0.18)         --           --
                                                     ------       ------      ------      ------      ------       ------
Change in net asset value                              1.66         2.80        1.12        1.63        1.10        (0.81)
                                                     ------       ------      ------      ------      ------       ------
NET ASSET VALUE, END OF PERIOD                       $15.42       $13.76      $10.96      $ 9.84      $ 8.21       $ 7.11
                                                     ======       ======      ======      ======      ======       ======
Total return(1)                                       13.11%(4)    27.39%      13.61%      22.36%      15.47%      (10.23)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $92,745      $83,849     $71,335     $57,946     $51,664      $52,234

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                              1.63%(3)     1.60%       1.79%       1.83%       2.02%        1.90 %
   Gross operating expenses                            1.63%(3)     1.68%       1.89%       1.83%       2.02%        1.90 %
   Net investment income (loss)                        1.64%(3)     1.16%       1.06%       1.23%       0.90%        0.19 %
Portfolio turnover                                       43%(4)       86%        142%         50%         38%          33 %

                                                                                 CLASS B
                                                ---------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                       YEAR ENDED NOVEMBER 30
                                                MAY 31, 2007    -----------------------------------------------------------
                                                 (UNAUDITED)      2006         2005        2004       2003         2002
Net asset value, beginning of period                 $12.63       $10.04      $ 9.04      $ 7.56      $ 6.60       $ 7.40
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                     0.05         0.05        0.04        0.04        0.01        (0.04)
   Net realized and unrealized gain (loss)             1.53         2.59        1.10        1.57        0.95        (0.76)
                                                     ------       ------      ------      ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                  1.58         2.64        1.14        1.61        0.96        (0.80)
                                                     ------       ------      ------      ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.09)       (0.05)      (0.14)      (0.13)         --           --
                                                     ------       ------      ------      ------      ------       ------
     TOTAL DISTRIBUTIONS                              (0.09)       (0.05)      (0.14)      (0.13)         --           --
                                                     ------       ------      ------      ------      ------       ------
Change in net asset value                              1.49         2.59        1.00        1.48        0.96        (0.80)
                                                     ------       ------      ------      ------      ------       ------
NET ASSET VALUE, END OF PERIOD                       $14.12       $12.63      $10.04      $ 9.04      $ 7.56       $ 6.60
                                                     ======       ======      ======      ======      ======       ======
Total return(1)                                       12.62%(4)    26.43%      12.74%      21.52%      14.55%      (10.81)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $6,712       $6,575      $6,008      $6,809      $7,377       $8,562

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                              2.38%(3)     2.35%       2.55%       2.58%       2.78%        2.65 %
   Gross operating expenses                            2.38%(3)     2.43%       2.63%       2.58%       2.78%        2.65 %
   Net investment income (loss)                        0.80%(3)     0.42%       0.43%       0.45%       0.14%       (0.56)%
Portfolio turnover                                       43%(4)       86%        142%         50%         38%          33 %

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements

Phoenix International Strategies Fund

                                                        FINANCIAL HIGHLIGHTS
                              (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)
                                                                                 CLASS C
                                                --------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                       YEAR ENDED NOVEMBER 30
                                                MAY 31, 2007    ----------------------------------------------------------
                                                 (UNAUDITED)      2006         2005        2004       2003         2002
Net asset value, beginning of period                 $12.59       $10.00      $ 9.01      $ 7.54      $ 6.56       $ 7.37
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                     0.05         0.05        0.04        0.04        0.01        (0.04)
   Net realized and unrealized gain (loss)             1.53         2.59        1.09        1.56        0.97        (0.77)
                                                     ------       ------      ------      ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                  1.58         2.64        1.13        1.60        0.98        (0.81)
                                                     ------       ------      ------      ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.09)       (0.05)      (0.14)      (0.13)         --           --
                                                     ------       ------      ------      ------      ------       ------
     TOTAL DISTRIBUTIONS                              (0.09)       (0.05)      (0.14)      (0.13)         --           --
                                                     ------       ------      ------      ------      ------       ------
Change in net asset value                              1.49         2.59        0.99        1.47        0.98        (0.81)
                                                     ------       ------      ------      ------      ------       ------
NET ASSET VALUE, END OF PERIOD                       $14.08       $12.59      $10.00      $ 9.01      $ 7.54       $ 6.56
                                                     ======       ======      ======      ======      ======       ======
Total return(1)                                       12.66%(4)    26.54%      12.67%      21.45%      14.94%      (10.99)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $2,371       $2,371      $1,595      $1,286      $1,029       $1,017

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                              2.38%(3)     2.35%       2.55%       2.58%       2.78%        2.65 %
   Gross operating expenses                            2.38%(3)     2.43%       2.64%       2.58%       2.78%        2.65 %
   Net investment income (loss)                        0.79%(3)     0.48%       0.39%       0.48%       0.14%       (0.56)%
Portfolio turnover                                       43%(4)       86%        142%         50%         38%          33 %

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.

                        See Notes to Financial Statements

PHOENIX REAL ESTATE SECURITIES FUND

  SECTOR WEIGHTINGS (UNAUDITED)                                         5/31/07


As a percentage of total investments


Office                                                               16%
Regional Malls                                                       16
Apartments                                                           16
Shopping Centers                                                     14
Lodging/Resorts                                                       9
Industrial                                                            8
Health Care                                                           6
Other (includes short-term investments)                              15

                           SCHEDULE OF INVESTMENTS
                                 MAY 31, 2007
                                  (UNAUDITED)

                                                      SHARES         VALUE
                                                    ---------   -------------
DOMESTIC COMMON STOCKS--99.3%

REAL ESTATE INVESTMENT TRUSTS--99.3%

DIVERSIFIED--4.5%
Vornado Realty Trust ............................     589,457   $  71,330,192

HEALTH CARE--5.6%
Health Care Property Investors, Inc. ............   1,035,350      33,824,885
Ventas, Inc. ....................................   1,281,239      54,273,284
------------------------------------------------------------------------------
TOTAL HEALTH CARE                                                  88,098,169
------------------------------------------------------------------------------

INDUSTRIAL/OFFICE--29.5%
INDUSTRIAL--7.8%
AMB Property Corp. ..............................     435,569      25,197,666
DCT Industrial Trust, Inc. ......................     530,674       5,863,948
Prologis ........................................   1,424,277      92,093,751
                                                                -------------
                                                                  123,155,365
                                                                -------------

MIXED--2.3%
Duke Realty Corp. ...............................     753,190      30,217,983
PS Business Parks, Inc. .........................      84,273       5,658,932
                                                                -------------
                                                                   35,876,915
                                                                -------------
OFFICE--16.3%
Alexandria Real Estate Equities, Inc. ...........     578,269      60,833,899
Boston Properties, Inc. .........................     515,313      59,611,408
Corporate Office Properties Trust ...............   1,221,954      55,049,028
Douglas Emmett, Inc. ............................     156,830       4,135,607
Kilroy Realty Corp. .............................     153,327      11,395,262
SL Green Realty Corp. ...........................     475,208      66,567,136
                                                                -------------
                                                                  257,592,340
                                                                -------------

                                                      SHARES         VALUE
                                                    ---------   -------------
SPECIALTY--3.1%
Digital Realty Trust, Inc. ......................   1,233,463   $  50,078,598
------------------------------------------------------------------------------
TOTAL INDUSTRIAL/OFFICE                                           466,703,218
------------------------------------------------------------------------------

LODGING/RESORTS--8.8%
DiamondRock Hospitality Co. .....................   1,066,595      22,334,499
Host Hotels & Resorts, Inc. .....................   3,150,465      80,399,881
LaSalle Hotel Properties ........................     371,376      17,677,498
Sunstone Hotel Investors, Inc. ..................     643,247      18,982,219
------------------------------------------------------------------------------
TOTAL LODGING/RESORTS                                             139,394,097
------------------------------------------------------------------------------
RESIDENTIAL--16.0%

APARTMENTS--16.0%
Archstone-Smith Trust ...........................     956,760      59,032,092
AvalonBay Communities, Inc. .....................     384,266      50,104,444
BRE Properties, Inc. Class A ....................     116,150       7,343,003
Equity Residential ..............................   1,263,709      64,032,135
Essex Property Trust, Inc. ......................     350,052      44,537,116
United Dominion Realty Trust, Inc. ..............     930,529      28,250,860
------------------------------------------------------------------------------
TOTAL RESIDENTIAL                                                 253,299,650
------------------------------------------------------------------------------
RETAIL--30.0%

REGIONAL MALLS--16.1%
General Growth Properties, Inc. .................   1,123,009      66,302,451
Macerich Co. (The) ..............................     673,855      60,107,866
Simon Property Group, Inc. ......................   1,201,905     129,781,702
                                                                -------------
                                                                  256,192,019
                                                                -------------

                       See Notes to Financial Statements

Phoenix Real Estate Securities Fund

                                                      SHARES         VALUE
                                                    ---------   -------------
SHOPPING CENTERS--13.9%
Developers Diversified Realty Corp. .............     999,480   $  61,617,942
Federal Realty Investment Trust .................     285,540      25,304,555
Kimco Realty Corp. ..............................   1,393,022      64,482,988
Regency Centers Corp. ...........................     593,291      46,614,874
Tanger Factory Outlet Centers, Inc. .............     518,840      21,765,338
                                                                -------------
                                                                  219,785,697
                                                                -------------
------------------------------------------------------------------------------
TOTAL RETAIL                                                      475,977,716
------------------------------------------------------------------------------

SELF STORAGE--4.9%
Extra Space Storage, Inc. .......................   1,334,727      23,904,961
Public Storage, Inc. ............................     602,213      53,898,063
------------------------------------------------------------------------------
                                                                   77,803,024
------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.3%
(IDENTIFIED COST $1,073,045,172)                                1,572,606,066
-----------------------------------------------------------------------------

                                                    PAR VALUE
                                                      (000)
                                                    ---------
SHORT-TERM INVESTMENTS--0.5%
COMMERCIAL PAPER(b) --0.5%
Chariot Funding LLC 5.26%, 6/1/07. ..............   $     460         460,000
George Street Financial LLC 5.29%, 7/12/07 ......         905         899,715
GOVCO LLC 5.23%, 8/2/07 .........................       1,175       1,164,338
Lockhart Funding LLC 5.33%, 6/1/07 ..............       2,295       2,295,000
Lockhart Funding LLC 5.25%, 7/13/07 .............         750         745,470
NetJets, Inc. 5.26%, 6/4/07 .....................       2,395       2,393,950
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $7,958,320)                                        7,958,473
------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $1,081,003,492)                                1,580,564,539(a)

Other assets and liabilities, net--0.2%                             2,648,313
                                                               --------------
NET ASSETS--100.0%                                             $1,583,212,852
                                                               ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $509,792,371 and gross depreciation of $3,228,451 for federal income tax purposes. At May 31, 2007, the aggregate cost of securities for federal income tax purposes was $1,074,000,619.
(b) The rate shown is the discount rate.

                       See Notes to Financial Statements

Phoenix Real Estate Securities Fund

                     STATEMENT OF ASSETS AND LIABILITIES
                                 MAY 31, 2007
                                 (UNAUDITED)

ASSETS
Investment securities at value,
   (Identified cost $1,081,003,492)                            $1,580,564,539
Cash                                                                    5,267
Receivables
   Fund shares sold                                                 8,607,922
   Investment securities sold                                       5,902,916
   Dividends                                                          546,663
Trustee retainer                                                          637
Prepaid expenses                                                      101,940
Other assets                                                          208,422
                                                               --------------
      Total assets                                              1,595,938,306
                                                               --------------
LIABILITIES
Payables
   Fund shares repurchased                                          9,043,097
   Investment securities purchased                                  1,674,766
   Investment advisory fee                                            626,063
   Transfer agent fee                                                 482,303
   Distribution and service fees                                      448,076
   Trustee deferred compensation plan                                 208,422
   Administration fee                                                 116,299
   Other accrued expenses                                             126,428
                                                               --------------
        Total liabilities                                          12,725,454
                                                               --------------
NET ASSETS                                                     $1,583,212,852
                                                               ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest               $1,042,995,733
Undistributed net investment income                                 9,293,921
Accumulated net realized gain                                      31,362,151
Net unrealized appreciation                                       499,561,047
                                                               --------------
NET ASSETS                                                     $1,583,212,852
                                                               ==============
CLASS I
Net asset value and offering price per share                           $36.77
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                            478,903
Net Assets                                                     $   17,610,369

CLASS A
Net asset value per share (net assets/shares outstanding)              $36.76
Maximun offering price per share $36.76/(1-5.75%)                      $39.00
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                         37,520,799
Net Assets                                                     $1,379,406,932

CLASS B
Net asset value and offering price per share                           $36.33
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                          1,767,894
Net Assets                                                     $   64,221,942

CLASS C
Net asset value and offering price per share                           $36.70
Shares of beneficial interest outstanding, no par value,
   unlimited authorization                                          3,323,332
Net Assets                                                     $  121,973,609

                           STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED MAY 31, 2007
                                 (UNAUDITED)

INVESTMENT INCOME
Dividends                                                        $ 26,777,735
Interest                                                            1,062,340
                                                                 ------------
Total investment income                                            27,840,075
                                                                 ------------
EXPENSES
Investment advisory fee                                             5,802,262
Service fees, Class A                                               1,732,502
Distribution and service fees, Class B                                347,997
Distribution and service fees, Class C                                604,613
Administration fee                                                    676,570
Transfer agent                                                      1,651,389
Printing                                                              302,807
Trustees                                                               63,897
Registration                                                           61,993
Custodian                                                              61,907
Professional                                                           34,191
Miscellaneous                                                         105,508
                                                                 ------------
      Total expenses                                               11,445,636
Less expenses reimbursed by investment adviser                       (382,709)
Custodian fees paid indirectly                                         (9,460)
                                                                 ------------
      Net expenses                                                 11,053,467
                                                                 ------------
NET INVESTMENT INCOME (LOSS)                                       16,786,608
                                                                 ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain (loss) on investments                            31,135,859
Net change in unrealized appreciation (depreciation)
   on investments                                                 (42,869,984)
                                                                 ------------
NET GAIN (LOSS) ON INVESTMENTS                                    (11,734,125)
                                                                 ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                               $  5,052,483
                                                                 ============

                       See Notes to Financial Statements

Phoenix Real Estate Securities Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                  Six Months
                                                                                                      Ended
                                                                                                  May 31, 2007        Year Ended
                                                                                                  (Unaudited)     November 30, 2006
                                                                                                ---------------    ---------------
FROM OPERATIONS
   Net investment income (loss)                                                                $    16,786,608      $     9,175,355
   Net realized gain (loss)                                                                         31,135,859           58,060,959
   Net change in unrealized appreciation (depreciation)                                            (42,869,984)         315,898,246
                                                                                               ---------------      ---------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                       5,052,483          383,134,560
                                                                                               ---------------      ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class I                                                                      (46,927)                  --
   Net investment income, Class A                                                                   (7,255,673)         (10,314,850)
   Net investment income, Class B                                                                     (116,394)            (309,563)
   Net investment income, Class C                                                                     (198,062)            (359,139)
   Net realized short-term gains, Class I                                                                   --                   --
   Net realized short-term gains, Class A                                                           (9,144,135)            (446,101)
   Net realized short-term gains, Class B                                                             (502,659)             (36,021)
   Net realized short-term gains, Class C                                                             (801,094)             (41,021)
   Net realized long-term gains, Class I                                                                    --                   --
   Net realized long-term gains, Class A                                                           (41,285,088)         (15,980,900)
   Net realized long-term gains, Class B                                                            (2,269,470)          (1,290,391)
   Net realized long-term gains, Class C                                                            (3,616,878)          (1,469,532)
                                                                                               ---------------      ---------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                       (65,236,380)         (30,247,518)
                                                                                               ---------------      ---------------
FROM SHARE TRANSACTIONS
CLASS I
   Proceeds from sales of shares (505,906 and 0 shares, respectively)                               18,917,799                   --
   Net asset value of shares issued from reinvestment of distributions (1,105 and
      0 shares, respectively)                                                                           41,761                   --
   Cost of shares repurchased (28,108 and 0 shares, respectively)                                   (1,058,612)                  --
                                                                                               ---------------      ---------------
Total                                                                                               17,900,948                   --
                                                                                               ---------------      ---------------
CLASS A
   Proceeds from sales of shares (9,927,568 and 16,009,095 shares, respectively)                   373,828,409          514,058,334
   Net asset value of shares issued from reinvestment of distributions (1,504,752 and
      785,097 shares, respectively)                                                                 54,032,081           22,530,355
   Cost of shares repurchased (7,676,166 and 9,233,967 shares, respectively)                      (284,721,084)        (291,228,656)
                                                                                               ---------------      ---------------
Total                                                                                              143,139,406          245,360,033
                                                                                               ---------------      ---------------
CLASS B
   Proceeds from sales of shares (133,981 and 264,671 shares, respectively)                          5,014,114            8,294,715
   Net asset value of shares issued from reinvestment of  distributions (75,071 and
      43,069 shares, respectively)                                                                   2,660,986            1,192,488
   Cost of shares repurchased (328,603 and 539,819 shares, respectively)                           (12,079,739)         (16,974,716)
                                                                                               ---------------      ---------------
Total                                                                                               (4,404,639)          (7,487,513)
                                                                                               ---------------      ---------------
CLASS C
   Proceeds from sales of shares (733,553 and 1,101,301 shares, respectively)                       27,653,412           35,275,712
   Net asset value of shares issued from reinvestment of distributions (122,237 and
        51,135 shares, respectively)                                                                 4,379,035            1,431,248
   Cost of shares repurchased (491,826 and 602,791 shares, respectively)                           (18,312,299)         (18,975,559)
                                                                                               ---------------      ---------------
Total                                                                                               13,720,148           17,731,401
                                                                                               ---------------      ---------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                       170,355,863          255,603,921
                                                                                               ---------------      ---------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                           110,171,966          608,490,963

NET ASSETS
   Beginning of period                                                                           1,473,040,886          864,549,923
                                                                                               ---------------      ---------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $9,293,921 AND
        $124,369, RESPECTIVELY)                                                                $ 1,583,212,852      $ 1,473,040,886
                                                                                               ===============      ===============

                                    See Notes to Financial Statements

Phoenix Real Estate Securities Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                  CLASS I
                                             ------------------
                                               FROM INCEPTION
                                            DECEMBER 29, 2006 TO
                                                MAY 31, 2007
                                                 (UNAUDITED)
Net asset value, beginning of period                 $35.99
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)(2)                   0.29
     Net realized and unrealized gain (loss)           0.64
                                                     ------
        TOTAL FROM INVESTMENT OPERATIONS               0.93
                                                     ------
LESS DISTRIBUTIONS
     Dividends from net investment income             (0.15)
     Distributions from net realized gains               --
                                                     ------
        TOTAL DISTRIBUTIONS                           (0.15)
                                                     ------
Change in net asset value                              0.78
                                                     ------
NET ASSET VALUE, END OF PERIOD                       $36.77
                                                     ======
Total return                                           2.56%(4)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (thousands)          $17,610

RATIO TO AVERAGE NET ASSETS OF:
     Net operating expenses                            1.08%(3)
     Gross operating expenses                          1.16%(3)
     Net investment income                             1.88%(3)
Portfolio turnover                                        9%(4)

                                                                                 CLASS A
                                                --------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                       YEAR ENDED NOVEMBER 30
                                                MAY 31, 2007    ----------------------------------------------------------
                                                 (UNAUDITED)    2006         2005        2004       2003         2002
Net asset value, beginning of period                 $38.18       $28.15      $25.46      $20.09      $15.59       $15.23
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)(2)                   0.41         0.30        0.43        0.44        0.62         0.69
     Net realized and unrealized gain (loss)          (0.15)       10.73        4.08        5.60        4.62         1.04
                                                     ------       ------      ------      ------      ------       ------
        TOTAL FROM INVESTMENT OPERATIONS               0.26        11.03        4.51        6.04        5.24         1.73
                                                     ------       ------      ------      ------      ------       ------
LESS DISTRIBUTIONS
     Dividends from net investment income             (0.20)       (0.37)      (0.42)      (0.50)      (0.62)       (0.68)
     Distributions from net realized gains            (1.48)       (0.63)      (1.40)      (0.17)      (0.12)       (0.69)
                                                     ------       ------      ------      ------      ------       ------
        TOTAL DISTRIBUTIONS                           (1.68)       (1.00)      (1.82)      (0.67)      (0.74)       (1.37)
                                                     ------       ------      ------      ------      ------       ------
Change in net asset value                             (1.42)       10.03        2.69        5.37        4.50         0.36
                                                     ------       ------      ------      ------      ------       ------
NET ASSET VALUE, END OF PERIOD                       $36.76       $38.18      $28.15      $25.46      $20.09       $15.59
                                                     ------       ------      ------      ------      ------       ------
Total return(1)                                        0.79%(4)    40.37%      18.67%      30.68%      34.81%       12.05%

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (thousands)       $1,379,407   $1,289,007    $737,744    $511,107    $260,615      $51,440

RATIO TO AVERAGE NET ASSETS OF:
     Net operating expenses                            1.30%(3)     1.30%       1.30%       1.28%       1.30%        1.30%
     Gross operating expenses                          1.35%(3)     1.30%       1.30%       1.28%       1.34%        1.61%
     Net investment income                             2.21%(3)     0.94%       1.68%       1.98%       3.52%        4.48%
Portfolio turnover                                        9%(4)       24%         22%         28%         16%          14%

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.

                                    See Notes to Financial Statements

Phoenix Real Estate Securities Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)
                                                                                 CLASS B
                                                ---------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                       YEAR ENDED NOVEMBER 30
                                                MAY 31, 2007    -----------------------------------------------------------
                                                 (UNAUDITED)    2006         2005        2004       2003         2002
Net asset value, beginning of period                 $37.74       $27.86      $25.21      $19.91      $15.46       $15.11
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss)(2)                   0.28         0.07        0.23        0.27        0.48         0.57
     Net realized and unrealized gain (loss)          (0.15)       10.59        4.05        5.54        4.59         1.03
                                                     ------       ------      ------      ------      ------       ------
        TOTAL FROM INVESTMENT OPERATIONS               0.13        10.66        4.28        5.81        5.07         1.60
                                                     ------       ------      ------      ------      ------       ------
LESS DISTRIBUTIONS
     Dividends from net investment income             (0.06)       (0.15)      (0.23)      (0.34)      (0.50)       (0.56)
     Distributions from net realized gains            (1.48)       (0.63)      (1.40)      (0.17)      (0.12)       (0.69)
                                                     ------       ------      ------      ------      ------       ------
        TOTAL DISTRIBUTIONS                           (1.54)       (0.78)      (1.63)      (0.51)      (0.62)       (1.25)
                                                     ------       ------      ------      ------      ------       ------
Change in net asset value                             (1.41)        9.88        2.65        5.30        4.45         0.35
                                                     ------       ------      ------      ------      ------       ------
NET ASSET VALUE, END OF PERIOD                       $36.33       $37.74      $27.86      $25.21      $19.91       $15.46
                                                     ======       ======      ======      ======      ======       ======
Total return(1)                                        0.43%(4)    39.29%      17.81%      29.74%      33.76%       11.23%

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (thousands)            $64,222      $71,240     $59,042     $57,797     $39,299      $17,984

RATIO TO AVERAGE NET ASSETS OF:
     Net operating expenses                            2.05%(3)     2.05%       2.05%       2.03%       2.05%        2.05%
     Gross operating expenses                          2.10%(3)     2.05%       2.05%       2.03%       2.09%        2.37%
     Net investment income                             1.49%(3)     0.24%       0.93%       1.25%       2.79%        3.70%
Portfolio turnover                                        9%(4)       24%         22%         28%         16%          14%

                                                                                  CLASS C
                                                 --------------------------------------------------------------------------
                                                  SIX MONTHS                                                 FROM
                                                     ENDED             YEAR ENDED NOVEMBER 30              INCEPTION
                                                 MAY 31, 2007   -----------------------------------     JULY 25, 2003 TO
                                                  (UNAUDITED)      2006        2005        2004        NOVEMBER 30, 2003
Net asset value, beginning of period                 $38.11       $28.12      $25.43      $20.07             $17.90
INCOME FROM INVESTMENT OPERATIONS
     Net investment income (loss) (2)                  0.27         0.06        0.25        0.26               0.19
     Net realized and unrealized gain (loss)          (0.14)       10.71        4.07        5.61               2.13
                                                     ------       ------      ------      ------             ------
        TOTAL FROM INVESTMENT OPERATIONS               0.13        10.77        4.32        5.87               2.32
                                                     ------       ------      ------      ------             ------
LESS DISTRIBUTIONS
     Dividends from net investment income             (0.06)       (0.15)      (0.23)      (0.34)             (0.15)
     Distributions from net realized gains            (1.48)       (0.63)      (1.40)      (0.17)                --
                                                     ------       ------      ------      ------             ------
        TOTAL DISTRIBUTIONS                           (1.54)       (0.78)      (1.63)      (0.51)             (0.15)
                                                     ------       ------      ------      ------             ------
Change in net asset value                             (1.41)        9.99        2.69        5.36               2.17
                                                     ------       ------      ------      ------             ------
NET ASSET VALUE, END OF PERIOD                       $36.70       $38.11      $28.12      $25.43             $20.07
                                                     ======       ======      ======      ======             ======
Total return (1)                                       0.41%(4)    39.32%      17.80%      29.78%             13.03%(4)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (thousands)         $121,974     $112,794     $67,764     $38,399             $4,785

RATIO TO AVERAGE NET ASSETS OF:
     Net operating expenses                            2.05%(3)     2.05%       2.05%       2.03%              2.05%(3)
     Gross operating expenses                          2.10%(3)     2.05%       2.05%       2.03%              2.07%(3)
     Net investment income                             1.46%(3)     0.19%       0.97%       1.17%              2.88%(3)
Portfolio turnover                                        9%(4)       24%         22%         28%                16%(4)

(1) Sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) Annualized.
(4) Not annualized.

                                    See Notes to Financial Statements

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2007 (UNAUDITED)

1. ORGANIZATION

   Phoenix Multi-Portfolio Fund (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently three Funds are offered for sale (each a "Fund"). The Phoenix Emerging Markets Bond Fund ("Emerging Markets Bond Fund") is non-diversified and has an investment objective of high current income and a secondary objective of long-term capital appreciation. The Phoenix International Strategies Fund ("International Strategies Fund") is diversified and has an investment objective of high total return consistent with reasonable risk. The Phoenix Real Estate Securities Fund ("Real Estate Securities Fund") is non-diversified and has an investment objective of capital appreciation and income with approximately equal emphasis.

   The Funds offer the following classes of shares for sale:

                               Class A  Class B  Class C   Class I
                               -------  -------  -------   -------
Emerging Markets Bond Fund        x        x        x         --
International Strategies Fund     x        x        x         --
Real Estate Securities Fund       x        x        x         x

   Class I shares are sold without a sales charge. Class A shares of the Real Estate Securities Fund and the International Strategies Fund are sold with a front-end sales charge of up to 5.75%. Class A shares of the Emerging Markets Bond Fund are sold with a front-end sales charge of up to 4.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year following purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2007 (UNAUDITED) (CONTINUED)

Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

   In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective six months following the end of the fiscal year ended November 30, 2007. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The evaluation by Management of the impact that will result from adopting FIN 48 is in progress.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. REIT INVESTMENTS:

   With respect to the Real Estate Securities Fund, dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

I. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

   Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

J. LOAN AGREEMENTS:

   Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2007 (UNAUDITED) (CONTINUED)

K. CREDIT LINKED NOTES:

   The Emerging Markets Fund may invest in credit linked notes which are usually issued by a special purpose vehicle that is selling credit protection through a credit default swap. The performance of the notes is linked to the performance of the underlying reference obligation. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Credit linked notes may also have risks with default by the referenced obligation, currency and/or interest rates.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY
   TRANSACTIONS

   As compensation for its services to the Trust, Phoenix Investment Counsel, Inc., (the "Adviser") ("PIC"), an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                      1st        $1 +  Billion       $2 +
                                   $1 Billion      $2 Billion      Billion
                                   -----------   --------------  ----------
Emerging Markets Bond Fund .......    0.75%           0.70%        0.65%
International Strategies Fund ....    0.85%           0.80%        0.75%
Real Estate Securities Fund ......    0.75%           0.70%        0.65%

   The Adviser has contractually agreed to limit the Real Estate Securities Fund's total operating expenses (excluding interest, taxes, and extraordinary expenses) through March 31, 2008, to the extent that such expenses do not exceed the following percentages of the average annual net asset values for the
Fund:

                               Class I   Class A   Class B   Class C
                               Shares    Shares    Shares    Shares
                               --------  --------  -------   -------
Real Estate Securities
   Fund....................      1.05%     1.30%     2.05%     2.05%

   The Adviser will not seek to recapture any operating expenses reimbursed under this arrangement, unless authorized to do so by the Board of Trustees.

   Halbis Capital Management (USA) Inc. ("HSBC") is the subadviser to the Emerging Markets Bond Fund. Acadian Asset Management, Inc. ("Acadian") and New Star Institutional Managers Limited ("New Star") are the subadvisers to the International Strategies Fund.

   Duff & Phelps Investment Management Co. is the subadviser to the Real Estate Securities Fund.

   As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the six-month period (the "period") ended May 31, 2007, as follows:

                                   Class A        Class B         Class C
                                 Net Selling     Deferred        Deferred
                                 Commissions   Sales Charges   Sales Charges
                                 -----------   -------------   -------------
Emerging Markets Bond Fund. ....      $  609     $ 4,124          $  138
International Strategies Fund ..       3,262       6,450             135
Real Estate Securities Fund ....     109,577      87,306          21,103

   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective class. There are no distribution and/or service fees for Class I.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   PEPCO serves as the Administrator to the Trust. For its services, which includes financial agent services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and The Phoenix Edge Series Fund. For the period ended May 31, 2007, the Trust incurred administration fees totaling $735,399.

   PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as sub-transfer agent. For the period ended May 31, 2007, transfer agent fees were $1,805,142.

   At May 31, 2007, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares, which aggregated the following:

                                                                    Aggregate
                                                                    Net Asset
                                                 Shares               Value
                                                ---------         -----------
International Strategies Fund, Class A ......   1,363,883         $21,031,077
Real Estate Securities Fund, Class A ........   1,087,549          39,978,317

   Until March 1, 2007, the Trust provided a deferred compensation plan to its trustees who are not officers of PNX. Under the deferred compensation plan, trustees were able to elect to defer all or a portion of their compensation. Amounts deferred were retained by the Fund, and to the extent permitted by the 1940 Act, as amended, could have been invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other assets" on the Statement of Assets and Liabilities at May 31, 2007.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2007 (UNAUDITED) (CONTINUED)

4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended May 31, 2007, were as follows:

                                               Purchases         Sales
                                             ------------     ------------
Emerging Markets Bond Fund........           $ 41,329,706     $ 34,673,509
International Strategies Fund.....             40,371,436       42,664,820
Real Estate Securities Fund.......            364,943,666      146,758,428

   There were no purchases or sales of long-term U.S. Government and agency securities.

5. CREDIT RISK AND ASSET CONCENTRATIONS

   Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

6. 10% SHAREHOLDERS

   As of May 31, 2007, the International Strategies Fund and the Real Estate Securities Fund had single shareholder and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding as detailed below.

                                     % Shares          Number of
                                    Outstanding        Accounts
                                    -----------        --------
International Strategies Fund.....     14%                 1
Real Estate Securities Fund.......     13%                 1

   The account for the International Strategies Fund is affiliated with PNX.

7. INDEMNIFICATIONS

   Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

9. FEDERAL INCOME TAX INFORMATION

   The Funds have the following capital loss carryovers, which may be used to offset future capital gains:

                                                         Expiration Year
                                                 -------------------------------
                                                      2008              2009
                                                 ------------------ ------------
Emerging Markets Bond Fund........                $15,783,427        $5,098,571
International Strategies Fund.....                         --                --

                                                 Expiration Year
                                   ---------------------------------------------
                                      2010            2011              Total
                                   ----------      ----------       ------------
Emerging Markets Bond Fund ......          --              --       $20,881,998
International Strategies Fund ...  $3,888,488      $8,054,548        11,943,036

The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2007 (UNAUDITED) (CONTINUED)

10. SUBSEQUENT EVENT

   Effective June 27, 2007, the Phoenix Emerging Markets Bond Fund and the Phoenix Real Estate Securities Fund, each a series of Phoenix Multi-Portfolio Fund (each, a "Predecessor Fund"), have been reorganized into funds named Phoenix Emerging Markets Bond Fund and Phoenix Real Estate Securities Fund, each a series of Phoenix Opportunities Trust (each, a "Successor Fund"). The Successor Funds' principal investment strategies, risks, fees and expenses, and portfolio management team are the same as those of the Predecessor Funds.

PHOENIX MULTI-PORTFOLIO FUND
101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief
   Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer,
   Counsel and Secretary


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Telephone Orders                             1-800-367-5877
Text Telephone                               1-800-243-1926
Web site                                   PHOENIXFUNDS.COM



-------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
-------------------------------------------------------------------------------

                      This page intentionally left blank.

                                                                 ---------------
                                                                    PRSRT STD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 LANCASTER, PA.
                                                                 PERMIT NO. 1793
                                                                 ---------------

[LOGO] PHOENIX

Phoenix Equity Planning Corporation
P.O. Box 150480
Hartford, CT 06115-0480


For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.


NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP490A                                                                    7-07
BPD31991


ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant to Rule 30a-2(b)  under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Multi-Portfolio Fund
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       August 6, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       August 6, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer and Treasurer
                           (principal financial officer)

Date                       August 6, 2007
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.